UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21944
First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust STOXX®
European Select Dividend Index Fund
FDD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$31	0.59%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$226,089,776
Total number of portfolio holdings	31
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aker BP ASA	6.0%
Legal & General Group PLC	5.3%
Taylor Wimpey PLC	5.1%
Rio Tinto PLC	4.1%
ABN AMRO Bank N.V.	4.0%
AP Moller - Maersk A/S, Class A	4.0%
NN Group N.V.	3.9%
HSBC Holdings PLC	3.6%
Rubis S.C.A.	3.6%
Volkswagen AG	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

First Trust Alerian
Disruptive Technology Real Estate ETF
DTRE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$29	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$15,468,003
Total number of portfolio holdings	31
Portfolio turnover rate	18%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
American Tower Corp.	7.7%
Crown Castle, Inc.	7.5%
SBA Communications Corp.	7.0%
Prologis, Inc.	6.7%
Equinix, Inc.	5.4%
Digital Realty Trust, Inc.	5.0%
EastGroup Properties, Inc.	4.3%
First Industrial Realty Trust, Inc.	4.2%
STAG Industrial, Inc.	4.2%
Segro PLC	4.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DTRE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian Disruptive Technology Real Estate Index (the “Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Dow Jones
Global Select Dividend Index Fund
FGD | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$28	0.56%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$592,355,690
Total number of portfolio holdings	100
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enagas S.A.	1.9%
Kohl’s Corp.	1.8%
Phoenix Group Holdings PLC	1.7%
Spark New Zealand Ltd.	1.7%
BCE, Inc.	1.7%
Labrador Iron Ore Royalty Corp.	1.4%
Peyto Exploration & Development Corp.	1.4%
AP Moller - Maersk A/S, Class A	1.3%
Henderson Land Development Co., Ltd.	1.3%
Western Union (The) Co.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Global Wind Energy ETF
FAN | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$27	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$130,402,542
Total number of portfolio holdings	49
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Orsted A/S	7.5%
Vestas Wind Systems A/S	7.4%
Northland Power, Inc.	7.3%
EDP Renovaveis S.A.	5.6%
China Longyuan Power Group Corp., Ltd., Class H	4.6%
Nordex SE	4.3%
Boralex, Inc., Class A	3.7%
RBC Dominion Securities, Inc.	3.2%
Citigroup, Inc.	3.0%
Century Iron & Steel Industrial Co., Ltd.	2.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Alerian
U.S. NextGen Infrastructure ETF
RBLD | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$13,145,672
Total number of portfolio holdings	102
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Consolidated Edison, Inc.	1.3%
Okta, Inc.	1.3%
American Tower Corp.	1.2%
Exelon Corp.	1.2%
American Water Works Co., Inc.	1.2%
VeriSign, Inc.	1.2%
Crown Castle, Inc.	1.2%
American Electric Power Co., Inc.	1.2%
CenterPoint Energy, Inc.	1.2%
WEC Energy Group, Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RBLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian U.S. NextGen Infrastructure Index (the “Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust NASDAQ® Clean Edge®
Smart Grid Infrastructure Index Fund
GRID | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$26	0.56%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,009,750,683
Total number of portfolio holdings	108
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
National Grid PLC	8.8%
ABB Ltd.	7.9%
Schneider Electric SE	7.8%
Johnson Controls International PLC	7.7%
Eaton Corp. PLC	7.6%
Quanta Services, Inc.	4.0%
Hubbell, Inc.	3.6%
Prysmian S.p.A.	3.5%
Aptiv PLC	2.8%
Terna-Rete Elettrica Nazionale	2.7%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GRID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq Clean Edge Smart Grid InfrastructureTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx
Global Natural Resources Income ETF
FTRI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$91,386,563
Total number of portfolio holdings	52
Portfolio turnover rate	4%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	9.2%
Canadian Natural Resources Ltd.	9.0%
Freeport-McMoRan, Inc.	8.8%
American Water Works Co., Inc.	5.9%
RBC Dominion Securities, Inc.	4.5%
JPMorgan Chase & Co.	4.4%
Ecopetrol S.A., ADR	4.2%
Weyerhaeuser Co.	3.9%
Nutrien Ltd.	3.8%
Kinross Gold Corp.	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Indxx Global Agriculture ETF
FTAG | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$34	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$5,827,494
Total number of portfolio holdings	47
Portfolio turnover rate	8%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deere & Co.	9.9%
Corteva, Inc.	9.8%
BASF SE	8.9%
Mahindra & Mahindra Ltd.	8.7%
Nutrien Ltd.	4.4%
Industries Qatar QSC	4.4%
Bayer AG	4.3%
Wilmar International Ltd.	3.8%
CNH Industrial N.V.	3.7%
Kubota Corp.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Agriculture Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Indxx NextG ETF
NXTG | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$34	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$340,030,429
Total number of portfolio holdings	105
Portfolio turnover rate	8%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Xiaomi Corp., Class B	2.0%
ZTE Corp., Class H	1.6%
NEC Corp.	1.6%
Nokia Oyj, ADR	1.5%
BT Group PLC	1.4%
Elisa Oyj	1.4%
Sony Group Corp.	1.4%
Lenovo Group Ltd.	1.4%
American Tower Corp.	1.4%
Kyocera Corp.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NXTG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx 5G & NextG Thematic IndexSM (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust S-Network
Future Vehicles & Technology ETF
CARZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$34	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$29,614,539
Total number of portfolio holdings	102
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.0%
QUALCOMM, Inc.	4.6%
Texas Instruments, Inc.	4.5%
Toyota Motor Corp.	4.5%
Apple, Inc.	4.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8%
Alphabet, Inc., Class A	3.8%
NVIDIA Corp.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CARZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Electric & Future Vehicle Ecosystem Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Cloud Computing ETF
SKYY | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,087,588,579
Total number of portfolio holdings	64
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	4.5%
Microsoft Corp.	4.3%
Alphabet, Inc., Class A	4.2%
Nutanix, Inc., Class A	4.1%
Amazon.com, Inc.	4.1%
Pure Storage, Inc., Class A	3.9%
Oracle Corp.	3.8%
Arista Networks, Inc.	3.8%
Akamai Technologies, Inc.	3.0%
Cisco Systems, Inc.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SKYY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust International
Equity Opportunities ETF
FPXI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$34	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$129,928,149
Total number of portfolio holdings	52
Portfolio turnover rate	59%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	7.3%
Spotify Technology S.A.	6.5%
ARM Holdings PLC, ADR	5.2%
Caixa Seguridade Participacoes S.A.	5.2%
Gen Digital, Inc.	4.2%
Trip.com Group Ltd., ADR	4.1%
Krafton, Inc.	3.7%
Agnico Eagle Mines Ltd.	3.6%
Pop Mart International Group Ltd.	3.6%
Constellation Software, Inc.	3.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Nasdaq Cybersecurity ETF
CIBR | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$30	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,875,203,238
Total number of portfolio holdings	35
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	8.0%
Infosys Ltd., ADR	7.5%
CrowdStrike Holdings, Inc., Class A	7.5%
Palo Alto Networks, Inc.	7.4%
Broadcom, Inc.	7.0%
Thales S.A.	5.5%
Okta, Inc.	4.5%
Leidos Holdings, Inc.	4.3%
Check Point Software Technologies Ltd.	4.3%
Zscaler, Inc.	4.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CIBR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA CybersecurityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust IPOX®
Europe Equity Opportunities ETF
FPXE | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$34	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,863,219
Total number of portfolio holdings	104
Portfolio turnover rate	48%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Gen Digital, Inc.	4.9%
Nordnet AB publ	3.5%
Technip Energies N.V.	3.5%
Spotify Technology S.A.	3.5%
ARM Holdings PLC, ADR	3.4%
Lottomatica Group S.p.A.	3.1%
Siemens Energy AG	2.9%
Haleon PLC	2.8%
Cie de Saint-Gobain S.A.	2.5%
IONOS Group SE	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

First Trust Dow Jones
International Internet ETF
FDNI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$38,617,285
Total number of portfolio holdings	40
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	10.2%
Alibaba Group Holding Ltd.	10.1%
Shopify, Inc., Class A	9.0%
Meituan, Class B	8.7%
Spotify Technology S.A.	4.9%
JD.com, Inc., Class A	4.8%
Prosus N.V.	4.8%
PDD Holdings, Inc., ADR	4.7%
Naspers Ltd., Class N	4.6%
Adyen N.V.	4.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDNI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Bloomberg
Emerging Market Democracies ETF
EMDM | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$37	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,589,704
Total number of portfolio holdings	101
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Samsung Electronics Co., Ltd.	6.5%
Naspers Ltd., Class N	6.5%
Grupo Mexico S.A.B. de C.V., Series B	4.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	3.8%
Petroleo Brasileiro S.A.	3.6%
FirstRand Ltd.	3.2%
OTP Bank Nyrt	3.2%
Standard Bank Group Ltd.	2.9%
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust Emerging Markets
Human Flourishing ETF
FTHF | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$37	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$39,304,193
Total number of portfolio holdings	101
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.8%
Samsung Electronics Co., Ltd.	7.1%
Gold Fields Ltd.	4.3%
Itau Unibanco Holding S.A.	3.6%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
WEG S.A.	2.8%
ORLEN S.A.	2.4%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.3%
FirstRand Ltd.	2.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	1.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Nasdaq
Lux Digital Health Solutions ETF
EKG | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$31	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,353,417
Total number of portfolio holdings	38
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veeva Systems, Inc., Class A	9.1%
ResMed, Inc.	8.5%
IQVIA Holdings, Inc.	8.3%
Intuitive Surgical, Inc.	7.6%
Dexcom, Inc.	6.8%
QIAGEN N.V.	4.4%
Hologic, Inc.	4.3%
Insulet Corp.	4.3%
Globus Medical, Inc., Class A	4.0%
Natera, Inc.	4.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EKG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx Metaverse ETF
ARVR | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,798,243
Total number of portfolio holdings	42
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Xiaomi Corp., Class B	4.5%
Tencent Holdings Ltd.	4.0%
Sony Group Corp.	3.8%
Nintendo Co., Ltd.	3.7%
Intel Corp.	3.5%
Take-Two Interactive Software, Inc.	3.5%
NetEase, Inc.	3.4%
Netflix, Inc.	3.3%
Electronic Arts, Inc.	3.1%
Nexon Co., Ltd.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ARVR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Bloomberg
Artificial Intelligence ETF
FAI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) for the period of November 20, 2024 (commencement of investment operations) to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Artificial Intelligence ETF	$22(1)	0.65%(2)
(1)	The Fund commenced investment operations on November 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$8,078,141
Total number of portfolio holdings	50
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Meta Platforms, Inc., Class A	8.9%
Microsoft Corp.	8.3%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
NVIDIA Corp.	7.0%
Palantir Technologies, Inc., Class A	4.9%
ASML Holding N.V.	4.4%
Adobe, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Oracle Corp.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Artificial Intelligence Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund II (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended March 31, 2025

First Trust Exchange-Traded Fund II
Book 1

First Trust STOXX® European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Table of Contents
First Trust Exchange-Traded Fund II
Semi-Annual Financial Statements and Other Information
March 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.2%
	Belgium — 2.7%
101,785	Ageas S.A./N.V. (EUR) (c)	$6,101,351
	Denmark — 6.6%
5,163	AP Moller - Maersk A/S, Class A (DKK) (c)	8,844,267
95,752	Sydbank A/S (DKK) (c)	6,006,845
		14,851,112
	France — 12.8%
85,588	BNP Paribas S.A. (EUR) (c)	7,153,412
388,729	Credit Agricole S.A. (EUR) (c)	7,077,630
524,931	Orange S.A. (EUR) (c)	6,800,054
281,227	Rubis S.C.A. (EUR) (c)	7,945,283
		28,976,379
	Germany — 13.9%
12,581	Allianz SE (EUR) (c)	4,814,887
93,137	Bayerische Motoren Werke AG (Preference Shares) (EUR) (c)	7,026,126
375,211	K+S AG (EUR) (c)	5,127,152
113,236	Mercedes-Benz Group AG (EUR) (c)	6,689,066
75,958	Volkswagen AG (Preference Shares) (EUR) (c)	7,750,641
		31,407,872
	Italy — 6.1%
402,838	Poste Italiane S.p.A. (EUR) (c) (d) (e)	7,186,779
1,284,212	Snam S.p.A. (EUR) (c)	6,665,788
		13,852,567
	Netherlands — 14.2%
424,007	ABN AMRO Bank N.V. (EUR) (c) (d) (e)	8,934,440
127,927	ASR Nederland N.V. (EUR) (c)	7,354,242
366,611	ING Groep N.V. (EUR) (c)	7,182,409
155,768	NN Group N.V. (EUR) (c)	8,667,857
		32,138,948
	Norway — 5.9%
565,454	Aker BP ASA (NOK) (c)	13,406,381
	Poland — 3.4%
430,149	ORLEN S.A. (PLN) (c)	7,576,499
	Spain — 2.6%
218,948	Endesa S.A. (EUR) (c)	5,803,105
	Sweden — 2.5%
414,436	Tele2 AB, Class B (SEK) (c)	5,583,776
	Switzerland — 3.8%
39,500	Holcim AG (CHF) (c)	4,250,722
6,249	Zurich Insurance Group AG (CHF) (c)	4,361,853
		8,612,575
Shares	Description	Value

	United Kingdom — 23.7%
704,825	HSBC Holdings PLC (GBP) (c)	$7,990,275
557,984	IG Group Holdings PLC (GBP) (c)	6,884,532
3,757,412	Legal & General Group PLC (GBP) (c)	11,849,579
1,109,064	NatWest Group PLC (GBP) (c)	6,548,377
150,786	Rio Tinto PLC (GBP) (c)	9,048,742
8,052,376	Taylor Wimpey PLC (GBP) (c)	11,313,581
		53,635,086
	Total Common Stocks	221,945,651
	(Cost $199,012,891)
MONEY MARKET FUNDS — 0.3%
675,887	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (f)	675,887
	(Cost $675,887)

	Total Investments — 98.5%	222,621,538
	(Cost $199,688,778)
	Net Other Assets and Liabilities — 1.5%	3,468,238
	Net Assets — 100.0%	$226,089,776

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $221,945,651 or 98.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

See Notes to Financial Statements

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	53.1%
GBP	24.1
DKK	6.7
NOK	6.0
CHF	3.9
PLN	3.4
SEK	2.5
USD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 221,945,651	$ —	$ 221,945,651	$ —
Money Market Funds	675,887	675,887	—	—
Total Investments	$222,621,538	$675,887	$221,945,651	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Belgium — 1.6%
10,284	Warehouses De Pauw C.V.A. (EUR) (c)	$243,795
	Canada — 0.8%
16,390	Dream Industrial Real Estate Investment Trust (CAD)	128,701
	Cayman Islands — 1.8%
178,389	ESR Group Ltd. (HKD) (c) (d) (e)	280,268
	Japan — 8.6%
137	Daiwa House REIT Investment Corp. (JPY) (c)	216,450
341	GLP J-REIT (JPY) (c)	274,325
208	Industrial & Infrastructure Fund Investment Corp. (JPY) (c)	161,224
239	Mitsui Fudosan Logistics Park, Inc. (JPY) (c)	164,177
329	Nippon Prologis REIT, Inc. (JPY) (c)	507,736
		1,323,912
	Singapore — 8.9%
515,264	Frasers Logistics & Commercial Trust (SGD) (c) (e)	349,863
217,000	Keppel DC REIT (SGD) (c)	345,684
133,400	Mapletree Industrial Trust (SGD) (c)	208,056
480,477	Mapletree Logistics Trust (SGD) (c)	466,956
		1,370,559
	United Kingdom — 7.6%
140,098	LondonMetric Property PLC (GBP) (c)	332,674
71,809	Segro PLC (GBP) (c)	642,251
110,271	Tritax Big Box REIT PLC (GBP) (c)	200,103
		1,175,028
	United States — 69.5%
5,416	American Tower Corp.	1,178,521
28,035	Americold Realty Trust, Inc.	601,631
11,090	Crown Castle, Inc.	1,155,911
5,365	Digital Realty Trust, Inc.	768,751
3,740	EastGroup Properties, Inc.	658,801
1,021	Equinix, Inc.	832,472
12,024	First Industrial Realty Trust, Inc.	648,815
56,403	LXP Industrial Trust	487,886
9,468	Plymouth Industrial REIT, Inc.	154,328
9,199	Prologis, Inc.	1,028,356
15,516	Rexford Industrial Realty, Inc.	607,451
4,860	SBA Communications Corp.	1,069,249
17,822	STAG Industrial, Inc.	643,731
Shares	Description	Value

	United States (Continued)
10,144	Terreno Realty Corp.	$641,304
55,790	Uniti Group, Inc.	281,182
		10,758,389
	Total Common Stocks	15,280,652
	(Cost $15,272,174)
MONEY MARKET FUNDS — 0.6%
102,107	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (f)	102,107
	(Cost $102,107)

	Total Investments — 99.4%	15,382,759
	(Cost $15,374,281)
	Net Other Assets and Liabilities — 0.6%	85,244
	Net Assets — 100.0%	$15,468,003

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $4,393,562 or 28.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2025.

See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	70.7%
SGD	8.9
JPY	8.6
GBP	7.6
HKD	1.8
EUR	1.6
CAD	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 128,701	$ 128,701	$ —	$ —
United States	10,758,389	10,758,389	—	—
Other Country Categories*	4,393,562	—	4,393,562	—
Money Market Funds	102,107	102,107	—	—
Total Investments	$15,382,759	$10,989,197	$4,393,562	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Australia — 3.1%
1,069,363	Bank of Queensland Ltd. (AUD) (c)	$4,537,968
639,994	Fortescue Ltd. (AUD) (c)	6,194,536
1,157,373	Harvey Norman Holdings Ltd. (AUD) (c)	3,640,187
486,072	Super Retail Group Ltd. (AUD) (c)	3,954,165
		18,326,856
	Austria — 1.2%
140,584	OMV AG (EUR) (c)	7,239,592
	Belgium — 1.0%
95,910	Ageas S.A./N.V. (EUR) (c)	5,749,183
	Bermuda — 0.6%
611,790	CK Infrastructure Holdings Ltd. (HKD) (c)	3,663,058
	Canada — 11.7%
105,098	Bank of Nova Scotia (The) (CAD)	4,983,035
427,184	BCE, Inc. (CAD)	9,805,002
66,659	Canadian Imperial Bank of Commerce (CAD)	3,749,728
187,297	Canadian Utilities Ltd., Class A (CAD)	4,815,669
108,140	Great-West Lifeco, Inc. (CAD)	4,236,777
139,083	IGM Financial, Inc. (CAD)	4,277,693
405,151	Labrador Iron Ore Royalty Corp. (CAD)	8,282,924
319,616	Laurentian Bank of Canada (CAD)	6,056,724
642,066	Peyto Exploration & Development Corp. (CAD)	8,133,743
115,859	Power Corp. of Canada (CAD)	4,096,387
99,328	TC Energy Corp. (CAD)	4,690,824
408,299	TELUS Corp. (CAD)	5,856,149
		68,984,655
	Cayman Islands — 2.8%
4,753,200	Chow Tai Fook Jewellery Group, Ltd. (HKD) (c)	5,385,428
889,645	CK Hutchison Holdings Ltd. (HKD) (c)	5,014,874
2,885,500	Stella International Holdings Ltd. (HKD)	6,422,564
		16,822,866
	Denmark — 1.3%
4,592	AP Moller - Maersk A/S, Class A (DKK) (c)	7,866,139
	Finland — 0.9%
325,330	Fortum Oyj (EUR) (c)	5,327,458
Shares	Description	Value

	France — 2.9%
437,828	Carrefour S.A. (EUR) (c)	$6,261,794
79,317	TotalEnergies SE (EUR) (c)	5,110,646
184,864	Verallia S.A. (EUR) (c) (d) (e)	5,741,123
		17,113,563
	Germany — 5.6%
68,708	BASF SE (EUR) (c)	3,444,263
80,694	Bayerische Motoren Werke AG (Preference Shares) (EUR) (c)	6,087,443
139,237	Freenet AG (EUR) (c)	5,307,607
98,353	Mercedes-Benz Group AG (EUR) (c)	5,809,899
146,580	Porsche Automobil Holding SE (Preference Shares) (EUR) (c)	5,520,010
69,558	Volkswagen AG (Preference Shares) (EUR) (c)	7,097,595
		33,266,817
	Guernsey — 1.1%
6,167,320	Sirius Real Estate Ltd. (GBP)	6,731,838
	Hong Kong — 6.6%
1,437,993	BOC Hong Kong Holdings Ltd. (HKD) (c)	5,822,322
397,500	Hang Seng Bank Ltd. (HKD) (c)	5,413,474
2,651,348	Henderson Land Development Co., Ltd. (HKD) (c)	7,626,046
11,374,498	PCCW Ltd. (HKD) (c)	7,074,795
6,263,935	Sino Land Co., Ltd. (HKD) (c)	6,270,421
2,999,725	Swire Properties Ltd. (HKD) (c)	6,578,802
		38,785,860
	Italy — 3.8%
1,667,157	A2A S.p.A. (EUR) (c)	4,017,951
423,611	Eni S.p.A. (EUR) (c)	6,551,813
914,524	Italgas S.p.A. (EUR) (c)	6,557,336
306,777	Poste Italiane S.p.A. (EUR) (c) (d) (e)	5,473,015
		22,600,115
	Japan — 1.6%
173,170	Japan Tobacco, Inc. (JPY) (c)	4,759,776
143,300	Mitsui OSK Lines Ltd. (JPY) (c)	4,989,307
		9,749,083
	Luxembourg — 1.7%
174,981	APERAM S.A. (EUR) (c)	5,701,422
1,318,012	B&M European Value Retail S.A. (GBP) (c)	4,452,131
		10,153,553
	Netherlands — 3.1%
102,425	ASR Nederland N.V. (EUR) (c)	5,888,188
78,837	LyondellBasell Industries N.V., Class A	5,550,125
121,488	NN Group N.V. (EUR) (c)	6,760,314
		18,198,627
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	New Zealand — 1.7%
8,691,728	Spark New Zealand Ltd. (NZD)	$10,116,186
	Norway — 1.1%
240,096	DNB Bank ASA (NOK) (c)	6,317,570
	Singapore — 0.9%
675,000	BOC Aviation Ltd. (HKD) (c) (d) (e)	5,273,488
	South Korea — 12.6%
666,474	BNK Financial Group, Inc. (KRW) (c)	4,674,844
93,072	DB Insurance Co., Ltd. (KRW) (c)	5,622,262
729,316	DGB Financial Group, Inc. (KRW) (c)	4,471,077
230,586	GS Holdings Corp. (KRW) (c)	5,783,324
125,451	Hana Financial Group, Inc. (KRW) (c)	5,122,208
61,553	Hyundai Motor Co. (Preference Shares) (KRW) (c)	6,244,385
519,309	Industrial Bank of Korea (KRW) (c)	5,039,009
89,907	Kia Corp. (KRW) (c)	5,686,497
69,167	KIWOOM Securities Co., Ltd. (KRW) (c)	5,984,516
67,175	KT&G Corp. (KRW) (c)	4,620,413
725,244	LG Uplus Corp. (KRW) (c)	5,075,525
15,797	Samsung Fire & Marine Insurance Co., Ltd. (KRW) (c)	3,855,244
207,081	Samsung Securities Co., Ltd. (KRW) (c)	6,411,672
537,423	Woori Financial Group, Inc. (KRW) (c)	6,068,953
		74,659,929
	Spain — 9.7%
464,607	Bankinter S.A. (EUR) (c)	5,164,207
769,674	CaixaBank S.A. (EUR) (c)	5,995,575
778,821	Enagas S.A. (EUR) (c)	11,212,232
207,692	Logista Integral S.A. (EUR) (c)	6,600,805
1,831,235	Mapfre S.A. (EUR) (c)	5,641,996
180,454	Naturgy Energy Group S.A. (EUR) (c)	5,021,927
223,829	Redeia Corp. S.A. (EUR) (c)	4,492,547
518,376	Repsol S.A. (EUR) (c)	6,882,772
1,400,832	Telefonica S.A. (EUR) (c)	6,602,675
		57,614,736
	Sweden — 0.9%
1,499,100	Telia Co., AB (SEK) (c)	5,405,523
Shares	Description	Value

	Switzerland — 1.4%
23,303	Swiss Re AG (CHF) (c)	$3,965,678
6,214	Zurich Insurance Group AG (CHF) (c)	4,337,423
		8,303,101
	United Kingdom — 7.9%
3,588,311	Aberdeen Group PLC (GBP) (c)	7,196,294
176,466	British American Tobacco PLC (GBP) (c)	7,239,442
345,873	IG Group Holdings PLC (GBP) (c)	4,267,459
880,247	Investec PLC (GBP)	5,448,812
2,360,910	Legal & General Group PLC (GBP) (c)	7,445,494
1,367,595	Phoenix Group Holdings PLC (GBP) (c)	10,152,050
84,091	Rio Tinto PLC (GBP) (c)	5,046,342
		46,795,893
	United States — 13.6%
114,274	Altria Group, Inc.	6,858,725
129,042	Carter’s, Inc.	5,277,818
180,690	First Interstate BancSystem, Inc., Class A	5,176,768
577,990	Ford Motor Co.	5,797,240
266,926	Franklin Resources, Inc.	5,138,326
1,264,599	Kohl’s Corp.	10,344,420
447,825	Northwest Bancshares, Inc.	5,382,856
131,891	OneMain Holdings, Inc.	6,446,832
38,434	Prudential Financial, Inc.	4,292,309
338,752	Sitio Royalties Corp., Class A	6,731,002
98,831	Universal Corp.	5,539,478
127,622	Verizon Communications, Inc.	5,788,934
711,602	Western Union (The) Co.	7,528,749
		80,303,457

	Total Investments — 98.8%	585,369,146
	(Cost $569,705,420)
	Net Other Assets and Liabilities — 1.2%	6,986,544
	Net Assets — 100.0%	$592,355,690

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $401,811,509 or 67.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	28.6%
USD	14.7
KRW	12.8
CAD	11.8
HKD	11.0
GBP	9.9
AUD	3.1
NZD	1.7
JPY	1.7
CHF	1.4
DKK	1.3
NOK	1.1
SEK	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 68,984,655	$ 68,984,655	$ —	$ —
Cayman Islands	16,822,866	6,422,564	10,400,302	—
Guernsey	6,731,838	6,731,838	—	—
Netherlands	18,198,627	5,550,125	12,648,502	—
New Zealand	10,116,186	10,116,186	—	—
United Kingdom	46,795,893	5,448,812	41,347,081	—
United States	80,303,457	80,303,457	—	—
Other Country Categories*	337,415,624	—	337,415,624	—
Total Investments	$585,369,146	$183,557,637	$401,811,509	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Bermuda — 0.8%
17,205,312	Concord New Energy Group Ltd. (HKD) (c)	$995,049
	Brazil — 0.7%
732,825	Serena Energia S.A. (BRL) (d)	987,553
	Canada — 11.7%
255,700	Boralex, Inc., Class A (CAD)	5,138,699
737,845	Northland Power, Inc. (CAD) (e)	10,085,411
		15,224,110
	China — 7.9%
6,194,123	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (c)	1,782,818
7,937,883	China Longyuan Power Group Corp., Ltd., Class H (HKD) (c)	6,369,261
1,107,745	China Suntien Green Energy Corp., Ltd., Class H (HKD) (c)	541,984
2,488,035	Goldwind Science & Technology Co., Ltd., Class H (HKD) (c)	1,566,877
		10,260,940
	Denmark — 15.9%
239,628	Orsted A/S (DKK) (c) (d) (f) (g)	10,464,823
744,879	Vestas Wind Systems A/S (DKK) (c) (d)	10,305,030
		20,769,853
	France — 2.2%
146,865	Engie S.A. (EUR) (c)	2,861,795
	Germany — 10.6%
19,756	Energiekontor AG (EUR) (c)	1,013,705
388,039	Nordex SE (EUR) (c) (d)	5,992,322
66,487	PNE AG (EUR) (e)	1,016,561
83,508	RWE AG (EUR)	2,981,622
43,468	SGL Carbon SE (EUR) (c) (d)	159,428
46,086	Siemens Energy AG (EUR) (c) (d)	2,732,080
		13,895,718
	Greece — 2.1%
129,450	Terna Energy S.A. (EUR) (c)	2,799,012
	Israel — 1.1%
152,626	Energix-Renewable Energies Ltd. (ILS) (c)	418,920
60,416	Enlight Renewable Energy Ltd. (ILS) (c) (d)	973,252
		1,392,172
	Italy — 6.7%
358,685	Enel S.p.A. (EUR) (c)	2,909,772
Shares	Description	Value

	Italy (Continued)
178,891	ERG S.p.A. (EUR) (c)	$3,398,085
44,389	Prysmian S.p.A. (EUR) (c)	2,443,489
		8,751,346
	Japan — 4.0%
105,800	Hitachi Ltd. (JPY) (c)	2,484,121
398,410	Toray Industries, Inc. (JPY) (c)	2,722,702
		5,206,823
	Netherlands — 0.7%
68,545	Fugro N.V. (EUR) (c)	989,592
	Norway — 0.1%
732,747	Aker Horizons ASA (NOK) (c) (d)	96,258
	South Korea — 1.4%
46,487	CS Bearing Co., Ltd. (KRW) (c) (d)	145,018
73,246	CS Wind Corp. (KRW) (c)	1,695,082
		1,840,100
	Spain — 10.1%
19,067	Acciona S.A. (EUR) (c)	2,495,548
934,794	EDP Renovaveis S.A. (EUR) (c)	7,788,295
181,502	Iberdrola S.A. (EUR) (c)	2,930,919
		13,214,762
	Sweden — 1.9%
121,950	SKF AB, Class B (SEK) (c) (e)	2,470,534
	Switzerland — 2.0%
14,980	BKW AG (CHF) (c)	2,620,062
	Taiwan — 2.7%
727,131	Century Iron & Steel Industrial Co., Ltd. (TWD) (c)	3,517,129
	Turkey — 0.3%
521,058	Galata Wind Enerji A/S (TRY) (c)	349,005
	United Kingdom — 1.3%
282,838	ReNew Energy Global PLC, Class A (d)	1,665,916
	United States — 14.9%
40,806	Alliant Energy Corp.	2,625,866
28,345	American Superconductor Corp. (d)	514,178
31,393	Arcosa, Inc.	2,421,028
56,302	Clearway Energy, Inc., Class C	1,704,262
7,856	GE Vernova, Inc.	2,398,280
41,553	Hexcel Corp.	2,275,442
37,527	NextEra Energy, Inc.	2,660,289
17,094	Owens Corning	2,441,365
32,509	Timken (The) Co.	2,336,422
		19,377,132
	Total Common Stocks	129,284,861
	(Cost $185,062,203)
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,000,307	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (h)	$1,000,307
	(Cost $1,000,307)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.6%
$4,222,356	Citigroup, Inc., 4.35% (h), dated 03/31/25, due 04/01/25, with a maturity value of $4,222,866. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 3.50%, due 08/15/26 to 09/30/26. The value of the collateral including accrued interest is $4,306,804. (i)	4,222,356
4,394,697	RBC Dominion Securities, Inc., 4.35% (h), dated 03/31/25, due 04/01/25, with a maturity value of $4,395,228. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $4,482,591. (i)	4,394,697
	Total Repurchase Agreements	8,617,053
	(Cost $8,617,053)

	Total Investments — 106.5%	138,902,221
	(Cost $194,679,563)
	Net Other Assets and Liabilities — (6.5)%	(8,499,679)
	Net Assets — 100.0%	$130,402,542

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $88,031,967 or 67.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,652,933 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,617,053.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	30.6%
USD	22.1
DKK	15.0
CAD	11.0
HKD	8.1
JPY	3.7
TWD	2.5
CHF	1.9
SEK	1.8
KRW	1.3
ILS	1.0
BRL	0.7
TRY	0.2
NOK	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 987,553	$ 987,553	$ —	$ —
Canada	15,224,110	15,224,110	—	—
Germany	13,895,718	3,998,183	9,897,535	—
United Kingdom	1,665,916	1,665,916	—	—
United States	19,377,132	19,377,132	—	—
Other Country Categories*	78,134,432	—	78,134,432	—
Money Market Funds	1,000,307	1,000,307	—	—
Repurchase Agreements	8,617,053	—	8,617,053	—
Total Investments	$138,902,221	$42,253,201	$96,649,020	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,652,933
Non-cash Collateral(2)	(7,652,933)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,617,053
Non-cash Collateral(4)	(8,617,053)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Building Products — 8.5%
1,045	Allegion PLC	$136,331
935	Builders FirstSource, Inc. (a)	116,819
360	Carlisle Cos., Inc.	122,580
1,961	Carrier Global Corp.	124,327
1,677	Johnson Controls International PLC	134,345
215	Lennox International, Inc.	120,578
1,852	Masco Corp.	128,788
782	Owens Corning	111,685
348	Trane Technologies PLC	117,248
		1,112,701
	Construction & Engineering — 3.2%
1,251	AECOM	116,005
298	Comfort Systems USA, Inc.	96,054
282	EMCOR Group, Inc.	104,236
430	Quanta Services, Inc.	109,298
		425,593
	Construction Materials — 1.9%
259	Martin Marietta Materials, Inc.	123,836
526	Vulcan Materials Co.	122,716
		246,552
	Electric Utilities — 17.2%
2,306	Alliant Energy Corp.	148,391
1,455	American Electric Power Co., Inc.	158,988
550	Constellation Energy Corp.	110,897
1,240	Duke Energy Corp.	151,243
1,931	Edison International	113,775
1,752	Entergy Corp.	149,778
2,204	Evergy, Inc.	151,966
2,366	Eversource Energy	146,952
3,514	Exelon Corp.	161,925
3,375	FirstEnergy Corp.	136,417
1,899	NextEra Energy, Inc.	134,620
1,362	NRG Energy, Inc.	130,017
6,972	PG&E Corp.	119,779
4,172	PPL Corp.	150,651
1,617	Southern (The) Co.	148,683
2,022	Xcel Energy, Inc.	143,137
		2,257,219
	Electrical Equipment — 6.6%
752	AMETEK, Inc.	129,449
389	Eaton Corp. PLC	105,742
1,116	Emerson Electric Co.	122,358
366	GE Vernova, Inc.	111,733
309	Hubbell, Inc.	102,251
1,922	nVent Electric PLC	100,751
Shares	Description	Value

	Electrical Equipment (Continued)
480	Rockwell Automation, Inc.	$124,022
1,038	Vertiv Holdings Co., Class A	74,944
		871,250
	Energy Equipment & Services — 3.1%
3,090	Baker Hughes Co.	135,806
4,966	Halliburton Co.	125,987
3,458	Schlumberger N.V.	144,544
		406,337
	Gas Utilities — 1.1%
962	Atmos Energy Corp.	148,706
	Ground Transportation — 3.0%
4,168	CSX Corp.	122,664
567	Norfolk Southern Corp.	134,294
579	Union Pacific Corp.	136,783
		393,741
	Independent Power and Renewable Electricity Producers — 0.8%
835	Vistra Corp.	98,062
	Industrial Conglomerates — 2.1%
998	3M Co.	146,566
610	Honeywell International, Inc.	129,168
		275,734
	IT Services — 7.8%
1,438	Akamai Technologies, Inc. (a)	115,759
1,160	Cloudflare, Inc., Class A (a)	130,721
681	GoDaddy, Inc., Class A (a)	122,675
540	MongoDB, Inc. (a)	94,716
1,571	Okta, Inc. (a)	165,301
833	Snowflake, Inc., Class A (a)	121,751
1,209	Twilio, Inc., Class A (a)	118,373
634	VeriSign, Inc. (a)	160,954
		1,030,250
	Machinery — 17.5%
372	Caterpillar, Inc.	122,686
373	Cummins, Inc.	116,913
717	Dover Corp.	125,963
1,749	Fortive Corp.	127,992
1,631	Graco, Inc.	136,205
643	IDEX Corp.	116,364
542	Illinois Tool Works, Inc.	134,421
1,504	Ingersoll Rand, Inc.	120,365
939	ITT, Inc.	121,281
664	Nordson Corp.	133,942
1,462	Otis Worldwide Corp.	150,878
1,237	PACCAR, Inc.	120,447
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
209	Parker-Hannifin Corp.	$127,041
1,349	Pentair PLC	118,010
398	Snap-on, Inc.	134,130
1,646	Stanley Black & Decker, Inc.	126,544
702	Westinghouse Air Brake Technologies Corp.	127,308
1,158	Xylem, Inc.	138,335
		2,298,825
	Metals & Mining — 4.2%
3,377	Freeport-McMoRan, Inc.	127,853
1,136	Nucor Corp.	136,706
502	Reliance, Inc.	144,953
1,152	Steel Dynamics, Inc.	144,092
		553,604
	Multi-Utilities — 11.1%
1,504	Ameren Corp.	151,002
4,306	CenterPoint Energy, Inc.	156,006
2,024	CMS Energy Corp.	152,023
1,508	Consolidated Edison, Inc.	166,770
2,458	Dominion Energy, Inc.	137,820
1,109	DTE Energy Co.	153,341
3,682	NiSource, Inc.	147,611
1,574	Public Service Enterprise Group, Inc.	129,540
1,621	Sempra	115,675
1,417	WEC Energy Group, Inc.	154,425
		1,464,213
	Oil, Gas & Consumable Fuels — 5.2%
596	Cheniere Energy, Inc.	137,914
4,744	Kinder Morgan, Inc.	135,346
1,305	ONEOK, Inc.	129,482
699	Targa Resources Corp.	140,129
2,380	Williams (The) Cos., Inc.	142,229
		685,100
	Specialized REITs — 5.3%
749	American Tower Corp.	162,983
1,534	Crown Castle, Inc.	159,889
742	Digital Realty Trust, Inc.	106,321
141	Equinix, Inc.	114,964
672	SBA Communications Corp.	147,847
		692,004
	Water Utilities — 1.2%
1,095	American Water Works Co., Inc.	161,534
	Total Common Stocks	13,121,425
	(Cost $11,225,725)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/2/30 (EUR) (a) (c) (d) (e)	$3
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
22,057	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (f)	22,057
	(Cost $22,057)

	Total Investments — 100.0%	13,143,485
	(Cost $11,247,782)
	Net Other Assets and Liabilities — 0.0%	2,187
	Net Assets — 100.0%	$13,145,672

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,121,425	$ 13,121,425	$ —	$ —
Warrants*	3	—	—	3
Money Market Funds	22,057	22,057	—	—
Total Investments	$13,143,485	$13,143,482	$—	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Austria — 0.1%
16,679	Verbund AG (EUR)	$1,180,394
	Belgium — 0.6%
142,306	Elia Group S.A./N.V. (EUR) (c) (d)	12,342,805
	Brazil — 3.5%
1,363,278	Alupar Investimento S.A. (BRL)	6,942,470
7,044	Centrais Eletricas Brasileiras S.A., ADR	50,012
3,972,786	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	7,247,361
1,494,995	Energisa S.A. (BRL)	10,479,335
5,386,691	Equatorial Energia S.A. (BRL)	30,206,891
1,241,689	Isa Energia Brasil S.A. (Preference Shares) (BRL)	4,861,049
1,481,777	Transmissora Alianca de Energia Eletrica S.A. (BRL)	8,740,393
293,749	WEG S.A. (BRL)	2,330,863
		70,858,374
	Canada — 2.6%
69,888	Fortis, Inc. (CAD)	3,183,460
39,256	Hammond Power Solutions, Inc. (CAD)	2,075,940
1,366,512	Hydro One Ltd. (CAD) (e) (f)	45,950,812
5,775	Stella-Jones, Inc. (CAD)	273,852
		51,484,064
	Cayman Islands — 0.1%
1,971,161	Wasion Holdings Ltd. (HKD) (d)	2,082,627
	China — 0.4%
153,461	BYD Co., Ltd., Class H (HKD) (d)	7,770,732
	Denmark — 0.7%
219,510	NKT A/S (DKK) (d) (g)	14,956,659
	France — 10.3%
238,828	Engie S.A. (EUR) (d)	4,653,775
37,005	Legrand S.A. (EUR) (d)	3,918,974
133,618	Nexans S.A. (EUR) (d)	13,117,746
683,656	Schneider Electric SE (EUR) (d)	157,819,304
634,575	SPIE S.A. (EUR) (d)	27,149,314
		206,659,113
	Germany — 1.7%
295,764	E.ON SE (EUR) (d)	4,464,496
169,995	Infineon Technologies AG (EUR) (d)	5,666,783
97,419	Siemens AG (EUR) (d)	22,498,625
82,089	SMA Solar Technology AG (EUR) (c) (d)	1,349,191
		33,979,095
Shares	Description	Value

	Ireland — 17.1%
567,091	Eaton Corp. PLC	$154,152,346
1,941,852	Johnson Controls International PLC	155,561,764
653,018	nVent Electric PLC	34,231,204
		343,945,314
	Italy — 6.6%
1,010,352	Enel S.p.A. (EUR) (d)	8,196,312
1,272,248	Prysmian S.p.A. (EUR) (d)	70,033,646
6,051,840	Terna-Rete Elettrica Nazionale (EUR) (d)	54,692,317
		132,922,275
	Japan — 2.0%
96,500	Daihen Corp. (JPY) (d)	4,139,730
14,035	GS Yuasa Corp. (JPY) (d)	224,878
641,120	Hitachi Ltd. (JPY) (d)	15,053,116
184,099	Meidensha Corp. (JPY) (d)	5,369,708
295,800	Mitsubishi Electric Corp. (JPY) (d)	5,455,227
32,925	NGK Insulators Ltd. (JPY) (d)	405,669
188,900	Osaki Electric Co., Ltd. (JPY) (d)	1,020,243
343,570	Panasonic Holdings Corp. (JPY) (d)	4,098,620
261,800	Renesas Electronics Corp. (JPY) (d)	3,511,432
105,600	Sumitomo Electric Industries Ltd. (JPY) (d)	1,762,456
		41,041,079
	Jersey — 2.8%
937,562	Aptiv PLC (g)	55,784,939
	Netherlands — 0.4%
93,552	Alfen N.V. (EUR) (c) (d) (e) (f) (g)	1,266,579
29,819	NXP Semiconductors N.V.	5,667,399
13,207	STMicroelectronics N.V.	290,026
		7,224,004
	Portugal — 0.3%
322,101	EDP S.A. (EUR) (d)	1,084,932
1,520,972	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	4,514,514
		5,599,446
	South Korea — 3.0%
86,827	HD Hyundai Electric Co., Ltd. (KRW) (d)	17,719,609
522	Hyosung Heavy Industries Corp. (KRW) (d)	155,717
84,094	Iljin Electric Co., Ltd. (KRW) (d)	1,458,489
45,163	LS Electric Co., Ltd. (KRW) (d)	5,528,963
236,619	Samsung SDI Co., Ltd. (KRW) (d)	30,578,990
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
52,381	Sanil Electric Co., Ltd. (KRW) (d)	$1,878,595
425,037	Taihan Electric Wire Co., Ltd. (KRW) (d) (g)	3,343,163
		60,663,526
	Spain — 2.4%
766,263	Iberdrola S.A. (EUR) (d)	12,373,717
1,745,492	Redeia Corp. S.A. (EUR) (d)	35,034,358
		47,408,075
	Switzerland — 8.4%
3,106,591	ABB Ltd. (CHF) (d)	160,293,751
98,232	Landis+Gyr Group AG (CHF) (d)	5,839,125
108,919	R&S Group Holding AG (CHF) (d)	2,278,143
		168,411,019
	Taiwan — 2.1%
77,361	Advantech Co., Ltd. (TWD) (d)	883,948
1,150,961	Allis Electric Co., Ltd. (TWD) (d)	3,546,199
59,858	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD) (d)	239,558
938,727	Fortune Electric Co., Ltd. (TWD) (d)	12,940,958
1,277,275	Shihlin Electric & Engineering Corp. (TWD) (d)	5,726,843
3,327,696	Ta Ya Electric Wire & Cable (TWD) (d)	3,953,076
339,578	Voltronic Power Technology Corp. (TWD) (d)	15,879,444
		43,170,026
	United Kingdom — 8.9%
13,549,153	National Grid PLC (GBP) (d)	176,739,087
142,108	SSE PLC (GBP) (d)	2,927,207
		179,666,294
	United States — 25.5%
124,933	Advanced Energy Industries, Inc.	11,907,364
88,575	AES (The) Corp.	1,100,101
157,845	American Superconductor Corp. (g)	2,863,308
65,951	Analog Devices, Inc.	13,300,338
5,871	Arcosa, Inc.	452,771
128,723	Atkore, Inc.	7,722,093
2,928	AZZ, Inc.	244,810
4,453	Belden, Inc.	446,413
529,000	Cisco Systems, Inc.	32,644,590
4,132	Digi International, Inc. (g)	114,994
78,929	Emerson Electric Co.	8,653,776
Shares	Description	Value

	United States (Continued)
4,857	EnerSys	$444,804
495,717	Enphase Energy, Inc. (g)	30,759,240
3,106	ESCO Technologies, Inc.	494,227
223,751	Fluence Energy, Inc. (c) (g)	1,085,192
33,598	GE Vernova, Inc.	10,256,797
7,927	Generac Holdings, Inc. (g)	1,003,955
90,969	Honeywell International, Inc.	19,262,686
219,296	Hubbell, Inc.	72,567,239
122,002	International Business Machines Corp.	30,337,017
165,180	Itron, Inc. (g)	17,304,257
3,195	Littelfuse, Inc.	628,584
7,991	MasTec, Inc. (g)	932,630
59,003	MYR Group, Inc. (g)	6,672,649
332,891	NVIDIA Corp.	36,078,727
230,979	Oracle Corp.	32,293,174
10,954	Preformed Line Products Co.	1,534,546
145,518	QUALCOMM, Inc.	22,353,020
320,339	Quanta Services, Inc.	81,423,767
225,026	SolarEdge Technologies, Inc. (c) (g)	3,640,921
141,937	Tesla, Inc. (g)	36,784,393
119,774	Texas Instruments, Inc.	21,523,388
32,683	Trimble, Inc. (g)	2,145,639
2,581	Valmont Industries, Inc.	736,540
6,352	WESCO International, Inc.	986,466
56,502	Willdan Group, Inc. (g)	2,300,761
		513,001,177
	Total Common Stocks	2,000,151,037
	(Cost $2,018,963,067)
MONEY MARKET FUNDS — 0.2%
4,270,577	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (h)	4,270,577
	(Cost $4,270,577)

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$5,993,333	JPMorgan Chase & Co., 4.36% (h), dated 03/31/25, due 04/01/25, with a maturity value of $5,994,059. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $6,113,200. (i)	$5,993,333
6,237,958	RBC Dominion Securities, Inc., 4.35% (h), dated 03/31/25, due 04/01/25, with a maturity value of $6,238,712. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $6,362,717. (i)	6,237,958
	Total Repurchase Agreements	12,231,291
	(Cost $12,231,291)

	Total Investments — 100.3%	2,016,652,905
	(Cost $2,035,464,935)
	Net Other Assets and Liabilities — (0.3)%	(6,902,222)
	Net Assets — 100.0%	$2,009,750,683

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $11,222,566 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,231,291.

(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $953,424,836 or 47.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Non-income producing security.
(h)	Rate shown reflects yield as of March 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	46.4%
EUR	21.9
GBP	8.9
CHF	8.4
BRL	3.5
KRW	3.0
CAD	2.6
TWD	2.1
JPY	2.0
DKK	0.7
HKD	0.5
Total	100.0%
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 1,180,394	$ 1,180,394	$ —	$ —
Brazil	70,858,374	70,858,374	—	—
Canada	51,484,064	51,484,064	—	—
Ireland	343,945,314	343,945,314	—	—
Jersey	55,784,939	55,784,939	—	—
Netherlands	7,224,004	5,957,425	1,266,579	—
Portugal	5,599,446	4,514,514	1,084,932	—
United States	513,001,177	513,001,177	—	—
Other Country Categories*	951,073,325	—	951,073,325	—
Money Market Funds	4,270,577	4,270,577	—	—
Repurchase Agreements	12,231,291	—	12,231,291	—
Total Investments	$2,016,652,905	$1,050,996,778	$965,656,127	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$11,222,566
Non-cash Collateral(2)	(11,222,566)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$12,231,291
Non-cash Collateral(4)	(12,231,291)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 4.3%
221,252	Gold Road Resources Ltd. (AUD) (c)	$402,914
43,384	GrainCorp Ltd., Class A (AUD) (c)	185,183
126,596	IGO Ltd. (AUD) (c)	315,675
365,777	Origin Energy Ltd. (AUD) (c)	2,420,487
290,889	Perseus Mining Ltd. (AUD) (c)	611,893
		3,936,152
	Bermuda — 0.0%
207,116	Guangdong Land Holdings Ltd. (HKD) (c) (d)	6,951
	Brazil — 0.2%
40,296	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	139,464
	Canada — 36.5%
84,884	Agnico Eagle Mines Ltd.	9,202,274
89,696	Alamos Gold, Inc., Class A	2,398,471
125,749	ARC Resources Ltd. (CAD)	2,528,000
56,866	Birchcliff Energy Ltd. (CAD)	263,969
293,942	Canadian Natural Resources Ltd. (CAD)	9,044,684
36,962	Dundee Precious Metals, Inc. (CAD)	490,070
261,382	Kinross Gold Corp.	3,296,027
76,809	Nutrien Ltd. (e)	3,815,103
20,494	Parex Resources, Inc. (CAD)	191,119
41,233	Peyto Exploration & Development Corp. (CAD) (e)	522,343
10,916	West Fraser Timber Co., Ltd. (CAD)	838,432
123,958	Whitecap Resources, Inc. (CAD) (e)	797,645
		33,388,137
	China — 4.6%
771,613	CMOC Group Ltd., Class H (HKD) (c)	637,825
676,610	Yankuang Energy Group Co., Ltd., Class H (HKD) (c)	702,304
1,267,096	Zijin Mining Group Co., Ltd., Class H (HKD) (c)	2,891,381
		4,231,510
	Colombia — 4.6%
400,293	Ecopetrol S.A., ADR (e)	4,179,059
	Hong Kong — 0.5%
606,230	Guangdong Investment Ltd. (HKD) (c)	446,328
	India — 2.9%
486,221	Coal India Ltd. (INR) (c)	2,254,184
Shares	Description	Value

	India (Continued)
48,166	Gujarat State Fertilizers & Chemicals Ltd. (INR) (c)	$99,450
33,449	Tata Chemicals Ltd. (INR) (c)	337,222
		2,690,856
	Ireland — 3.4%
35,071	Pentair PLC	3,068,011
	Japan — 2.7%
179,500	Inpex Corp. (JPY) (c)	2,489,808
	Luxembourg — 0.5%
16,245	Adecoagro S.A.	181,456
8,079	APERAM S.A. (EUR) (c)	263,239
		444,695
	Norway — 1.7%
65,247	Aker BP ASA (NOK) (c)	1,546,945
	Switzerland — 2.4%
28,373	Bunge Global S.A.	2,168,265
	United Kingdom — 0.3%
110,730	Harbour Energy PLC (GBP) (c)	301,117
	United States — 34.9%
18,985	Alliance Resource Partners, L.P. (f)	517,911
39,855	American Water Works Co., Inc.	5,879,410
6,893	Andersons (The), Inc.	295,916
12,631	California Water Service Group	612,098
35,964	CF Industries Holdings, Inc.	2,810,587
58,669	Essential Utilities, Inc.	2,319,185
26,525	FMC Corp.	1,119,090
233,211	Freeport-McMoRan, Inc.	8,829,368
3,648	Middlesex Water Co.	233,837
67,359	Mosaic (The) Co.	1,819,367
20,612	Northern Oil & Gas, Inc.	623,101
6,599	SJW Group	360,899
12,720	UFP Industries, Inc.	1,361,549
5,771	Watts Water Technologies, Inc., Class A	1,176,822
133,204	Weyerhaeuser Co.	3,900,213
		31,859,353
	Total Common Stocks	90,896,651
	(Cost $91,167,302)
MONEY MARKET FUNDS — 0.3%
324,203	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	324,203
	(Cost $324,203)

See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 9.8%
$4,371,874	JPMorgan Chase & Co., 4.36% (g), dated 03/31/25, due 04/01/25, with a maturity value of $4,372,403. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $4,459,312. (h)	$4,371,874
4,550,317	RBC Dominion Securities, Inc., 4.35% (g), dated 03/31/25, due 04/01/25, with a maturity value of $4,550,867. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $4,641,324. (h)	4,550,317
	Total Repurchase Agreements	8,922,191
	(Cost $8,922,191)

	Total Investments — 109.6%	100,143,045
	(Cost $100,413,696)
	Net Other Assets and Liabilities — (9.6)%	(8,756,482)
	Net Assets — 100.0%	$91,386,563

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $15,912,906 or 17.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $8,709,081 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,922,191.

(f)	Security is a Master Limited Partnership.
(g)	Rate shown reflects yield as of March 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	69.3%
CAD	14.7
HKD	4.7
AUD	3.9
INR	2.7
JPY	2.5
NOK	1.5
GBP	0.3
EUR	0.3
BRL	0.1
Total	100.0%
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 139,464	$ 139,464	$ —	$ —
Canada	33,388,137	33,388,137	—	—
Colombia	4,179,059	4,179,059	—	—
Ireland	3,068,011	3,068,011	—	—
Luxembourg	444,695	181,456	263,239	—
Switzerland	2,168,265	2,168,265	—	—
United States	31,859,353	31,859,353	—	—
Other Country Categories*	15,649,667	—	15,649,667	—
Money Market Funds	324,203	324,203	—	—
Repurchase Agreements	8,922,191	—	8,922,191	—
Total Investments	$100,143,045	$75,307,948	$24,835,097	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,709,081
Non-cash Collateral(2)	(8,709,081)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,922,191
Non-cash Collateral(4)	(8,922,191)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Australia — 0.7%
26,015	Incitec Pivot Ltd. (AUD) (c)	$41,723
	Brazil — 0.3%
6,967	Tres Tentos Agroindustrial S.A. (BRL)	17,691
	Canada — 4.4%
5,213	Nutrien Ltd. (CAD)	258,721
	Chile — 1.4%
1,997	Sociedad Quimica y Minera de Chile S.A., ADR	79,341
	China — 0.1%
5,948	First Tractor Co., Ltd., Class H (HKD) (c)	4,669
	Germany — 16.3%
10,438	BASF SE (EUR) (c)	523,246
10,522	Bayer AG (EUR) (c)	252,234
6,494	Evonik Industries AG (EUR) (c)	140,784
2,496	K+S AG (EUR) (c)	34,107
		950,371
	India — 16.5%
5,603	Chambal Fertilisers and Chemicals Ltd. (INR) (c)	40,783
4,120	Coromandel International Ltd. (INR) (c)	95,223
1,564	Escorts Kubota Ltd. (INR) (c)	59,281
16,468	Mahindra & Mahindra Ltd. (INR) (c)	511,154
2,122	PI Industries Ltd. (INR) (c)	84,853
6,980	Sumitomo Chemical India Ltd. (INR) (c)	45,546
3,562	Tata Chemicals Ltd. (INR) (c)	35,911
11,808	UPL Ltd. (INR) (c)	87,693
		960,444
	Israel — 1.7%
18,059	ICL Group Ltd. (ILS) (c)	102,559
	Japan — 6.7%
16,000	Kubota Corp. (JPY) (c)	197,718
2,800	Mitsui Chemicals, Inc. (JPY) (c)	62,890
800	Nippon Soda Co., Ltd. (JPY) (c)	15,545
1,900	Nissan Chemical Corp. (JPY) (c)	56,569
23,100	Sumitomo Chemical Co., Ltd. (JPY) (c)	56,009
		388,731
	Malaysia — 1.6%
111,901	Petronas Chemicals Group Bhd (MYR) (c)	91,656
	Mexico — 0.3%
27,421	Orbia Advance Corp. S.A.B. de C.V. (MXN)	20,903
Shares	Description	Value

	Netherlands — 4.3%
17,450	CNH Industrial N.V.	$214,286
2,946	OCI N.V. (EUR) (c)	34,210
		248,496
	Qatar — 4.4%
72,634	Industries Qatar QSC (QAR) (c)	256,725
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.8%
89,300	Wilmar International Ltd. (SGD) (c)	221,432
	Switzerland — 3.5%
143	Bucher Industries AG (CHF) (c)	60,018
1,873	Bunge Global S.A.	143,135
		203,153
	Taiwan — 0.4%
13,703	Taiwan Fertilizer Co., Ltd. (TWD) (c)	21,068
	Turkey — 1.1%
4,668	Gubre Fabrikalari T.A.S. (TRY) (c) (e)	32,383
1,400	Turk Traktor ve Ziraat Makineleri A/S (TRY)	30,118
		62,501
	United States — 32.5%
1,043	AGCO Corp.	96,550
169	Alamo Group, Inc.	30,117
2,371	CF Industries Holdings, Inc.	185,294
9,078	Corteva, Inc.	571,278
1,234	Deere & Co.	579,178
1,746	FMC Corp.	73,664
152	Lindsay Corp.	19,231
4,432	Mosaic (The) Co.	119,708
804	Scotts Miracle-Gro (The) Co.	44,132
629	SiteOne Landscape Supply, Inc. (e)	76,386
1,396	Toro (The) Co.	101,559
		1,897,097
	Total Common Stocks	5,827,281
	(Cost $7,453,374)
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
27,568	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	$27,568
	(Cost $27,568)

	Total Investments — 100.5%	5,854,849
	(Cost $7,480,942)
	Net Other Assets and Liabilities — (0.5)%	(27,355)
	Net Assets — 100.0%	$5,827,494

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $3,165,989 or 54.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	40.3%
EUR	16.8
INR	16.4
JPY	6.6
CAD	4.4
QAR	4.4
SGD	3.8
ILS	1.7
MYR	1.6
TRY	1.1
CHF	1.0
AUD	0.7
TWD	0.4
MXN	0.4
BRL	0.3
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 17,691	$ 17,691	$ —	$ —
Canada	258,721	258,721	—	—
Chile	79,341	79,341	—	—
Mexico	20,903	20,903	—	—
Netherlands	248,496	214,286	34,210	—
Russia	—**	—	—	—**
Switzerland	203,153	143,135	60,018	—
Turkey	62,501	30,118	32,383	—
United States	1,897,097	1,897,097	—	—
Other Country Categories*	3,039,378	—	3,039,378	—
Money Market Funds	27,568	27,568	—	—
Total Investments	$5,854,849	$2,688,860	$3,165,989	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 0.6%
731,553	Telstra Group Ltd. (AUD) (c)	$1,932,611
	Brazil — 0.6%
228,011	Telefonica Brasil S.A., ADR	1,988,256
	Canada — 1.5%
72,624	BCE, Inc. (CAD) (d)	1,666,913
55,644	Rogers Communications, Inc., Class B (CAD)	1,485,980
127,240	TELUS Corp. (CAD)	1,824,977
		4,977,870
	Cayman Islands — 2.0%
1,087,226	Xiaomi Corp., Class B (HKD) (c) (e) (f) (g)	6,879,673
	China — 2.9%
3,181,447	China Tower Corp., Ltd., Class H (HKD) (c) (e) (g)	4,285,570
1,774,641	ZTE Corp., Class H (HKD) (c) (d)	5,475,592
		9,761,162
	Finland — 3.0%
101,080	Elisa Oyj (EUR) (c)	4,928,778
997,530	Nokia Oyj, ADR	5,256,983
		10,185,761
	France — 0.7%
187,821	Orange S.A. (EUR) (c)	2,433,068
	Germany — 1.9%
59,984	Deutsche Telekom AG (EUR) (c)	2,214,615
127,160	Infineon Technologies AG (EUR) (c)	4,238,879
		6,453,494
	Guernsey — 1.3%
49,964	Amdocs Ltd.	4,571,706
	Hong Kong — 1.4%
3,620,826	Lenovo Group Ltd. (HKD) (c)	4,920,565
	India — 5.9%
100,318	Bharti Airtel Ltd. (INR) (c)	2,028,057
196,172	HCL Technologies Ltd. (INR) (c)	3,634,149
190,066	Infosys Ltd., ADR	3,468,704
85,197	Tata Consultancy Services Ltd. (INR) (c)	3,583,946
212,166	Tech Mahindra Ltd. (INR) (c)	3,499,550
1,214,028	Wipro Ltd., ADR	3,714,926
		19,929,332
	Indonesia — 0.5%
10,622,786	Telkom Indonesia Persero Tbk PT (IDR) (c) (h)	1,542,745
Shares	Description	Value

	Italy — 3.1%
424,669	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e) (g)	$4,496,792
68,272	Prysmian S.p.A. (EUR) (c)	3,758,180
7,093,030	Telecom Italia S.p.A. (EUR) (c) (f)	2,396,035
		10,651,007
	Japan — 11.6%
235,120	Fujitsu Ltd. (JPY) (c)	4,679,099
114,096	KDDI Corp. (JPY) (c)	1,802,221
430,184	Kyocera Corp. (JPY) (c)	4,858,945
249,565	Mitsubishi Electric Corp. (JPY) (c)	4,602,549
256,595	NEC Corp. (JPY) (c)	5,465,659
4,314,750	Nippon Telegraph & Telephone Corp. (JPY) (c)	4,170,084
330,459	Renesas Electronics Corp. (JPY) (c)	4,432,331
3,341,780	SoftBank Corp. (JPY) (c) (d)	4,661,701
194,580	Sony Group Corp. (JPY) (c)	4,923,459
		39,596,048
	Malaysia — 0.5%
2,338,055	CelcomDigi Bhd (MYR) (c)	1,836,242
	Mexico — 0.5%
2,481,450	America Movil S.A.B. de C.V., Series B (MXN)	1,767,917
	Netherlands — 2.8%
503,635	Koninklijke KPN N.V. (EUR) (c)	2,133,233
20,294	NXP Semiconductors N.V.	3,857,077
168,360	STMicroelectronics N.V. (EUR) (c)	3,690,072
		9,680,382
	New Zealand — 0.4%
1,137,640	Spark New Zealand Ltd. (NZD)	1,324,084
	Norway — 0.7%
166,002	Telenor ASA (NOK) (c)	2,371,999
	Philippines — 0.6%
52,665	Globe Telecom, Inc. (PHP) (c)	2,067,602
	Qatar — 0.6%
577,345	Ooredoo QPSC (QAR)	1,871,099
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (c) (f) (h) (i)	0
	Singapore — 0.6%
822,052	Singapore Telecommunications Ltd. (SGD) (c)	2,085,015
	South Africa — 1.4%
389,572	MTN Group Ltd. (ZAR) (c)	2,620,565
314,821	Vodacom Group Ltd. (ZAR) (c)	2,162,652
		4,783,217
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea — 4.7%
121,709	KT Corp., ADR	$2,155,466
72,046	LG Electronics, Inc. (KRW) (c)	3,800,290
113,161	Samsung Electronics Co., Ltd. (KRW) (c)	4,486,321
45,674	Samsung SDS Co., Ltd. (KRW) (c)	3,616,843
47,658	SK Telecom Co., Ltd. (KRW) (c)	1,795,162
		15,854,082
	Spain — 1.1%
54,454	Cellnex Telecom S.A. (EUR) (c) (e) (f) (g)	1,935,778
418,835	Telefonica S.A. (EUR) (c)	1,974,135
		3,909,913
	Sweden — 2.7%
184,142	Tele2 AB, Class B (SEK) (c)	2,480,981
534,558	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	4,159,266
677,801	Telia Co., AB (SEK) (c)	2,444,046
		9,084,293
	Switzerland — 0.6%
3,316	Swisscom AG (CHF) (c)	1,910,851
	Taiwan — 10.1%
408,235	Advantech Co., Ltd. (TWD) (c)	4,664,605
915,279	ASE Technology Holding Co., Ltd. (TWD) (c)	4,022,396
495,297	Chunghwa Telecom Co., Ltd. (TWD) (c)	1,924,172
344,600	Delta Electronics, Inc. (TWD) (c)	3,811,365
681,168	Far EasTone Telecommunications Co., Ltd. (TWD) (c)	1,897,616
104,127	MediaTek, Inc. (TWD) (c)	4,487,921
536,572	Taiwan Mobile Co., Ltd. (TWD) (c)	1,888,172
23,080	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,831,280
3,381,150	United Microelectronics Corp. (TWD) (c)	4,727,598
58,294	Wiwynn Corp. (TWD) (c)	2,951,985
		34,207,110
	Thailand — 0.5%
221,600	Advanced Info Service PCL (THB) (c)	1,802,014
	United Arab Emirates — 0.6%
420,271	Emirates Telecommunications Group Co. PJSC (AED)	1,933,727
Shares	Description	Value

	United Kingdom — 2.0%
2,303,188	BT Group PLC (GBP) (c)	$4,940,269
2,149,628	Vodafone Group PLC (GBP) (c)	2,019,846
		6,960,115
	United States — 32.1%
33,836	Advanced Micro Devices, Inc. (f)	3,476,311
22,337	American Tower Corp.	4,860,531
20,295	Analog Devices, Inc.	4,092,893
17,820	Apple, Inc.	3,958,357
41,345	Arista Networks, Inc. (f)	3,203,411
80,523	AT&T, Inc.	2,277,190
24,459	Broadcom, Inc.	4,095,170
52,281	Ciena Corp. (f)	3,159,341
75,088	Cisco Systems, Inc.	4,633,680
44,742	Crown Castle, Inc.	4,663,459
23,616	Digital Realty Trust, Inc.	3,383,937
4,529	Equinix, Inc.	3,692,720
16,895	F5, Inc. (f)	4,498,632
202,433	Hewlett Packard Enterprise Co.	3,123,541
212,660	Intel Corp.	4,829,509
19,025	International Business Machines Corp.	4,730,756
118,473	Juniper Networks, Inc.	4,287,538
26,250	Keysight Technologies, Inc. (f)	3,931,462
40,538	Marvell Technology, Inc.	2,495,925
71,856	Microchip Technology, Inc.	3,478,549
44,984	Micron Technology, Inc.	3,908,660
9,401	Motorola Solutions, Inc.	4,115,852
32,177	NVIDIA Corp.	3,487,343
63,457	Qorvo, Inc. (f)	4,594,921
27,927	QUALCOMM, Inc.	4,289,866
20,452	SBA Communications Corp.	4,499,645
49,299	Skyworks Solutions, Inc.	3,186,194
8,063	T-Mobile US, Inc.	2,150,483
44,701	Verizon Communications, Inc.	2,027,637
		109,133,513
	Total Common Stocks	338,406,473
	(Cost $328,346,440)
MONEY MARKET FUNDS — 0.3%
919,061	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (j)	919,061
	(Cost $919,061)

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$2,991,971	Bank of America Corp., 4.36% (j), dated 03/31/25, due 04/01/25, with a maturity value of $2,992,333. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $3,051,810. (k)	$2,991,971
795,158	JPMorgan Chase & Co., 4.36% (j), dated 03/31/25, due 04/01/25, with a maturity value of $795,254. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $811,061. (k)	795,158
3,941,706	RBC Dominion Securities, Inc., 4.35% (j), dated 03/31/25, due 04/01/25, with a maturity value of $3,942,182. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $4,020,540. (k)	3,941,706
	Total Repurchase Agreements	7,728,835
	(Cost $7,728,835)

	Total Investments — 102.1%	347,054,369
	(Cost $336,994,336)
	Net Other Assets and Liabilities — (2.1)%	(7,023,940)
	Net Assets — 100.0%	$340,030,429

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $188,553,865 or 55.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,356,170 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,728,835.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	Non-income producing security.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of March 31, 2025.
(k)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	42.3%
JPY	11.4
EUR	9.9
TWD	8.8
HKD	6.2
KRW	3.9
INR	3.7
SEK	2.6
GBP	2.0
CAD	1.4
ZAR	1.4
NOK	0.7
SGD	0.6
PHP	0.6
AED	0.6
AUD	0.6
CHF	0.5
QAR	0.5
MYR	0.5
THB	0.5
MXN	0.5
IDR	0.4
NZD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 1,988,256	$ 1,988,256	$ —	$ —
Canada	4,977,870	4,977,870	—	—
Finland	10,185,761	5,256,983	4,928,778	—
Guernsey	4,571,706	4,571,706	—	—
India	19,929,332	7,183,630	12,745,702	—
Mexico	1,767,917	1,767,917	—	—
Netherlands	9,680,382	3,857,077	5,823,305	—
New Zealand	1,324,084	1,324,084	—	—
Qatar	1,871,099	1,871,099	—	—
Russia	—**	—	—	—**
South Korea	15,854,082	2,155,466	13,698,616	—
Taiwan	34,207,110	3,831,280	30,375,830	—
United Arab Emirates	1,933,727	1,933,727	—	—
United States	109,133,513	109,133,513	—	—
Other Country Categories*	120,981,634	—	120,981,634	—
Money Market Funds	919,061	919,061	—	—
Repurchase Agreements	7,728,835	—	7,728,835	—
Total Investments	$347,054,369	$150,771,669	$196,282,700	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,356,170
Non-cash Collateral(2)	(7,356,170)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,728,835
Non-cash Collateral(4)	(7,728,835)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 0.9%
53,015	IGO Ltd. (AUD) (c)	$132,196
118,100	Pilbara Minerals Ltd. (AUD) (c) (d)	125,747
		257,943
	Canada — 1.4%
40,446	BlackBerry Ltd. (d)	152,482
4,062	Magna International, Inc.	138,067
13,168	Sigma Lithium Corp. (d)	136,947
		427,496
	Cayman Islands — 6.8%
2,150	Ambarella, Inc. (d)	108,210
2,014	Baidu, Inc., ADR (d)	185,348
91,006	Geely Automobile Holdings Ltd. (HKD) (c)	195,354
12,107	Hesai Group, ADR (d)	179,184
348,600	Horizon Robotics, Inc. (HKD) (c) (d) (e)	302,812
7,064	Li Auto, Inc., ADR (d)	178,013
37,918	NIO, Inc., ADR (d) (e)	144,468
48,257	RoboSense Technology Co., Ltd. (HKD) (c) (d) (e)	241,264
13,493	XPeng, Inc., ADR (d)	279,575
106,673	Yadea Group Holdings Ltd. (HKD) (c) (f) (g)	207,800
		2,022,028
	Chile — 0.6%
4,196	Sociedad Quimica y Minera de Chile S.A., ADR (e)	166,707
	China — 4.1%
4,824	BYD Co., Ltd., Class H (HKD) (c)	244,270
62,190	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (c) (e) (f) (g)	169,290
100,004	Great Wall Motor Co., Ltd., Class H (HKD) (c)	175,381
416,000	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (c)	171,780
53,985	Tianqi Lithium Corp., Class H (HKD) (c) (e)	169,409
41,678	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (d) (f) (g)	270,383
		1,200,513
	France — 2.9%
19,006	Forvia SE (EUR) (c)	155,963
2,324	Schneider Electric SE (EUR) (c)	536,486
17,508	Valeo SE (EUR) (c)	164,374
		856,823
Shares	Description	Value

	Germany — 3.1%
2,106	Bayerische Motoren Werke AG (EUR) (c)	$169,823
2,496	Continental AG (EUR) (c)	176,018
5,599	Infineon Technologies AG (EUR) (c)	186,642
3,237	Mercedes-Benz Group AG (EUR) (c)	191,216
2,350	Wacker Chemie AG (EUR) (c)	194,689
		918,388
	Ireland — 0.6%
1,285	TE Connectivity PLC	181,596
	Japan — 10.0%
15,100	Aisin Corp. (JPY) (c)	164,936
16,400	Alps Alpine Co., Ltd. (JPY) (c)	167,806
12,000	Denso Corp. (JPY) (c)	148,879
3,700	Furukawa Electric Co., Ltd. (JPY) (c)	125,078
17,292	Honda Motor Co., Ltd. (JPY) (c)	156,485
8,800	NIDEC CORP. (JPY) (c)	147,684
57,409	Nissan Motor Co., Ltd. (JPY) (c) (d)	147,236
16,400	Panasonic Holdings Corp. (JPY) (c)	195,644
12,600	Renesas Electronics Corp. (JPY) (c)	168,999
9,410	Subaru Corp. (JPY) (c)	168,525
77,460	Toyota Motor Corp. (JPY) (c)	1,369,284
		2,960,556
	Jersey — 0.5%
2,694	Aptiv PLC (d)	160,293
	Netherlands — 2.5%
562	Ferrari N.V. (EUR) (c)	240,009
1,092	NXP Semiconductors N.V.	207,545
12,805	Stellantis N.V. (EUR) (c)	143,622
6,480	STMicroelectronics N.V.	142,301
		733,477
	South Korea — 8.5%
1,818	Ecopro BM Co., Ltd. (KRW) (c) (d)	119,996
946	Hyundai Mobis Co., Ltd. (KRW) (c)	168,345
1,123	Hyundai Motor Co. (KRW) (c)	151,684
2,316	Kia Corp. (KRW) (c)	146,484
961	LG Chem Ltd. (KRW) (c)	161,606
1,544	POSCO Future M Co., Ltd. (KRW) (c)	127,534
38,385	Samsung Electronics Co., Ltd. (KRW) (c)	1,521,791
1,001	Samsung SDI Co., Ltd. (KRW) (c)	129,362
		2,526,802
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden — 0.7%
7,111	Volvo AB, Class B (SEK) (c)	$208,625
	Taiwan — 4.0%
7,118	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,181,588
	United Kingdom — 0.5%
5,907	Sensata Technologies Holding PLC	143,363
	United States — 52.4%
12,045	Adeia, Inc.	159,235
12,100	Advanced Micro Devices, Inc. (d)	1,243,154
1,875	Albemarle Corp.	135,037
6,917	Allegro MicroSystems, Inc. (d)	173,824
7,601	Alphabet, Inc., Class A	1,175,419
2,130	Analog Devices, Inc.	429,557
6,074	Apple, Inc.	1,349,218
20,336	Aurora Innovation, Inc. (d)	136,760
5,194	BorgWarner, Inc.	148,808
1,557	Cirrus Logic, Inc. (d)	155,163
580	Cummins, Inc.	181,795
16,818	Ford Motor Co.	168,685
4,723	General Motors Co.	222,123
38,272	indie Semiconductor, Inc., Class A (d) (e)	77,884
18,538	Intel Corp.	420,998
2,935	Lattice Semiconductor Corp. (d)	153,941
1,765	Lear Corp.	155,708
54,969	Lucid Group, Inc. (d) (e)	133,025
3,691	Marvell Technology, Inc.	227,255
7,975	MaxLinear, Inc. (d)	86,608
2,905	Microchip Technology, Inc.	140,631
4,774	Micron Technology, Inc.	414,813
3,472	Microsoft Corp.	1,303,354
87,597	Microvast Holdings, Inc. (d)	102,488
9,664	Mobileye Global, Inc., Class A (d)	139,113
10,522	NVIDIA Corp.	1,140,374
2,809	ON Semiconductor Corp. (d)	114,298
13,006	Ouster, Inc. (d)	116,794
2,215	PACCAR, Inc.	215,675
61,351	Plug Power, Inc. (d) (e)	82,824
2,241	Qorvo, Inc. (d)	162,271
9,267	QUALCOMM, Inc.	1,423,504
2,870	Rambus, Inc. (d)	148,594
11,528	Rivian Automotive, Inc., Class A (d) (e)	143,524
1,279	Silicon Laboratories, Inc. (d)	143,977
702	SiTime Corp. (d)	107,315
1,768	Skyworks Solutions, Inc.	114,266
2,084	Synaptics, Inc. (d)	132,792
Shares	Description	Value

	United States (Continued)
3,733	Tesla, Inc. (d)	$967,444
7,692	Texas Instruments, Inc.	1,382,252
27,764	Wolfspeed, Inc. (d) (e)	84,958
		15,515,458
	Total Common Stocks	29,461,656
	(Cost $30,186,127)
MONEY MARKET FUNDS — 0.2%
51,091	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (h)	51,091
	(Cost $51,091)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.1%
$214,816	Bank of America Corp., 4.36% (h), dated 03/31/25, due 04/01/25, with a maturity value of $214,842. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $219,112. (i)	214,816
1,000,000	RBC Dominion Securities, Inc., 4.35% (h), dated 03/31/25, due 04/01/25, with a maturity value of $1,000,121. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $1,020,000. (i)	1,000,000
	Total Repurchase Agreements	1,214,816
	(Cost $1,214,816)

	Total Investments — 103.8%	30,727,563
	(Cost $31,452,034)
	Net Other Assets and Liabilities — (3.8)%	(1,113,024)
	Net Assets — 100.0%	$29,614,539

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $10,260,511 or 34.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,171,015 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,214,816.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	66.6%
JPY	9.6
KRW	8.2
EUR	7.0
HKD	7.0
AUD	0.9
SEK	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 257,943	$ —	$ 257,943	$ —
Cayman Islands	2,022,028	1,074,798	947,230	—
China	1,200,513	—	1,200,513	—
France	856,823	—	856,823	—
Germany	918,388	—	918,388	—
Japan	2,960,556	—	2,960,556	—
Netherlands	733,477	349,846	383,631	—
South Korea	2,526,802	—	2,526,802	—
Sweden	208,625	—	208,625	—
Other Country Categories*	17,776,501	17,776,501	—	—
Money Market Funds	51,091	51,091	—	—
Repurchase Agreements	1,214,816	—	1,214,816	—
Total Investments	$30,727,563	$19,252,236	$11,475,327	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,171,015
Non-cash Collateral(2)	(1,171,015)
Net Amount	$—

See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,214,816
Non-cash Collateral(4)	(1,214,816)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 4.1%
665,918	Amazon.com, Inc. (a)	$126,697,559
	Communications Equipment — 6.7%
1,519,194	Arista Networks, Inc. (a)	117,707,151
1,469,984	Cisco Systems, Inc.	90,712,713
		208,419,864
	Diversified Telecommunication Services — 2.1%
16,707,086	Lumen Technologies, Inc. (a)	65,491,777
	Financial Services — 0.6%
610,367	Toast, Inc., Class A (a)	20,245,873
	Health Care Technology — 0.8%
105,114	Veeva Systems, Inc., Class A (a)	24,347,556
	Interactive Media & Services — 4.2%
830,168	Alphabet, Inc., Class A	128,377,180
	IT Services — 19.9%
1,168,080	Akamai Technologies, Inc. (a)	94,030,440
648,594	Cloudflare, Inc., Class A (a)	73,090,058
1,147,187	DigitalOcean Holdings, Inc. (a)	38,304,574
2,516,648	Fastly, Inc., Class A (a)	15,930,382
559,979	International Business Machines Corp.	139,244,378
440,492	MongoDB, Inc. (a)	77,262,297
631,076	Shopify, Inc., Class A (a)	60,255,136
133,033	Snowflake, Inc., Class A (a)	19,444,103
589,348	Twilio, Inc., Class A (a)	57,703,063
234,792	Wix.com Ltd. (a)	38,360,317
		613,624,748
	Media — 0.6%
335,042	Trade Desk (The), Inc., Class A (a)	18,333,498
	Professional Services — 1.5%
107,350	Paycom Software, Inc.	23,453,828
115,327	Paylocity Holding Corp. (a)	21,605,360
		45,059,188
	Software — 49.7%
161,165	Adobe, Inc. (a)	61,811,612
109,838	Appfolio, Inc., Class A (a)	24,153,376
802,883	Appian Corp., Class A (a)	23,131,059
216,984	AppLovin Corp., Class A (a)	57,494,250
1,223,905	Asana, Inc., Class A (a)	17,832,296
248,647	Atlassian Corp., Class A (a)	52,765,380
356,432	Blackbaud, Inc. (a)	22,116,606
487,788	BlackLine, Inc. (a)	23,618,695
720,494	Box, Inc., Class A (a)	22,234,445
2,226,858	Confluent, Inc., Class A (a)	52,197,551
Shares	Description	Value

	Software (Continued)
60,463	CrowdStrike Holdings, Inc., Class A (a)	$21,318,045
202,146	Datadog, Inc., Class A (a)	20,054,905
283,277	Docusign, Inc. (a)	23,058,748
906,858	Dropbox, Inc., Class A (a)	24,222,177
202,476	Elastic N.V. (a)	18,040,612
1,295,024	Five9, Inc. (a)	35,159,902
1,173,899	Gitlab, Inc., Class A (a)	55,173,253
97,626	HubSpot, Inc. (a)	55,772,757
38,382	Intuit, Inc.	23,566,164
599,190	Klaviyo, Inc., Class A (a)	18,131,489
356,082	Microsoft Corp.	133,669,622
1,838,483	Nutanix, Inc., Class A (a)	128,344,498
912,477	Open Text Corp.	23,049,169
851,264	Oracle Corp.	119,015,220
123,721	Palo Alto Networks, Inc. (a)	21,111,751
269,660	Q2 Holdings, Inc. (a)	21,575,497
179,219	Qualys, Inc. (a)	22,569,049
1,170,871	RingCentral, Inc., Class A (a)	28,990,766
1,085,388	Rubrik, Inc., Class A (a)	66,186,960
237,302	Salesforce, Inc.	63,682,365
171,347	SAP SE, ADR (b)	45,996,389
76,020	ServiceNow, Inc. (a)	60,522,563
886,964	Sprout Social, Inc., Class A (a)	19,504,338
89,467	Workday, Inc., Class A (a)	20,893,228
807,592	Workiva, Inc. (a)	61,304,309
319,677	Zoom Communications, Inc. (a)	23,582,572
120,064	Zscaler, Inc. (a)	23,823,099
		1,535,674,717
	Technology Hardware, Storage & Peripherals — 9.7%
687,821	Dell Technologies, Inc., Class C	62,694,884
3,567,920	Hewlett Packard Enterprise Co.	55,053,006
708,150	NetApp, Inc.	62,203,896
2,694,130	Pure Storage, Inc., Class A (a)	119,269,135
		299,220,921
	Total Common Stocks	3,085,492,881
	(Cost $2,690,653,866)
MONEY MARKET FUNDS — 0.1%
2,673,728	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	2,673,728
	(Cost $2,673,728)

See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$2,331,440	Bank of America Corp., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $2,331,722. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $2,378,069. (d)	$2,331,440
2,426,599	RBC Dominion Securities, Inc., 4.35% (c), dated 03/31/25, due 04/01/25, with a maturity value of $2,426,892. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $2,475,131. (d)	2,426,599
	Total Repurchase Agreements	4,758,039
	(Cost $4,758,039)

	Total Investments — 100.2%	3,092,924,648
	(Cost $2,698,085,633)
	Net Other Assets and Liabilities — (0.2)%	(5,336,069)
	Net Assets — 100.0%	$3,087,588,579

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $4,636,227 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,758,039.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,085,492,881	$ 3,085,492,881	$ —	$ —
Money Market Funds	2,673,728	2,673,728	—	—
Repurchase Agreements	4,758,039	—	4,758,039	—
Total Investments	$3,092,924,648	$3,088,166,609	$4,758,039	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,636,227
Non-cash Collateral(2)	(4,636,227)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,758,039
Non-cash Collateral(4)	(4,758,039)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Belgium — 3.1%
28,013	Solvay S.A. (EUR) (c)	$996,474
17,155	UCB S.A. (EUR) (c)	3,020,401
		4,016,875
	Brazil — 5.3%
2,645,863	Caixa Seguridade Participacoes S.A. (BRL)	6,913,198
	Canada — 10.9%
44,357	Agnico Eagle Mines Ltd.	4,808,742
1,355	Constellation Software, Inc. (CAD)	4,291,190
20,433	Definity Financial Corp. (CAD)	907,881
32,294	MDA Space Ltd. (CAD) (d)	616,908
24,449	RB Global, Inc.	2,452,235
53,188	Triple Flag Precious Metals Corp.	1,018,550
		14,095,506
	Cayman Islands — 17.6%
73,344	Alibaba Group Holding Ltd., ADR	9,698,277
36,635	Amer Sports, Inc. (d)	979,254
885,000	Country Garden Services Holdings Co., Ltd. (HKD) (c)	787,187
92,230	Full Truck Alliance Co., Ltd., ADR	1,177,777
236,796	Pop Mart International Group Ltd. (HKD) (c) (e) (f)	4,785,819
85,209	Trip.com Group Ltd., ADR	5,417,588
		22,845,902
	Chile — 0.6%
26,654	Latam Airlines Group S.A., ADR (d)	833,737
	China — 1.2%
40,200	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. (HKD) (c) (d)	1,511,622
	Finland — 2.0%
494,410	Nokia Oyj, ADR	2,605,541
	Germany — 4.4%
38,426	Auto1 Group SE (EUR) (c) (d) (e) (f)	854,807
10,187	Hensoldt AG (EUR) (c)	683,744
70,495	Siemens Energy AG (EUR) (c) (d)	4,179,099
		5,717,650
	Ireland — 2.5%
37,384	CRH PLC	3,288,670
	Israel — 0.8%
4,315	Monday.com Ltd. (d)	1,049,235
Shares	Description	Value

	Italy — 0.7%
44,385	Lottomatica Group S.p.A. (EUR) (c)	$895,990
	Japan — 9.9%
64,200	Advantest Corp. (JPY) (c)	2,861,811
47,500	Kioxia Holdings Corp. (JPY) (c) (d)	778,695
30,800	Rakuten Bank Ltd. (JPY) (c) (d)	1,339,320
26,600	SBI Sumishin Net Bank Ltd. (JPY) (c)	731,524
2,209,170	SoftBank Corp. (JPY) (c)	3,081,738
87,400	Sompo Holdings, Inc. (JPY) (c) (g)	2,661,434
115,300	Tokyo Metro Co., Ltd. (JPY) (c) (g)	1,401,138
		12,855,660
	Luxembourg — 6.6%
15,617	Spotify Technology S.A. (d)	8,589,819
	Netherlands — 0.8%
31,464	Technip Energies N.V. (EUR) (c)	1,026,592
	Norway — 4.4%
44,098	Gjensidige Forsikring ASA (NOK) (c)	1,014,889
176,643	Orkla ASA (NOK) (c)	1,937,154
66,227	SpareBank 1 Sor-Norge ASA (NOK) (c)	1,069,247
120,682	Telenor ASA (NOK) (c)	1,724,422
		5,745,712
	Saudi Arabia — 2.0%
21,167	Arabian Internet & Communications Services Co. (SAR) (c)	1,705,054
26,459	Riyadh Cables Group Co. (SAR) (c)	894,434
		2,599,488
	South Korea — 3.7%
21,126	Krafton, Inc. (KRW) (c) (d)	4,831,307
	Sweden — 4.7%
155,796	Nordnet AB publ (SEK) (c)	3,622,803
184,211	Tele2 AB, Class B (SEK) (c)	2,481,910
		6,104,713
	Switzerland — 4.5%
47,584	On Holding AG, Class A (d)	2,089,889
38,806	Sandoz Group AG (CHF) (c)	1,627,292
97,943	Sportradar Group AG, Class A (d)	2,117,528
		5,834,709
	United Arab Emirates — 1.5%
1,411,127	ADNOC Drilling Co. PJSC (AED)	1,974,733
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom — 8.4%
64,885	ARM Holdings PLC, ADR (d)	$6,929,069
598,901	Haleon PLC (GBP) (c)	3,024,589
14,302	Verona Pharma PLC, ADR (d)	908,034
		10,861,692
	United States — 4.3%
207,784	Gen Digital, Inc.	5,514,587
	Total Common Stocks	129,712,938
	(Cost $115,013,793)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$1,289,797	Bank of America Corp., 4.36% (h), dated 03/31/25, due 04/01/25, with a maturity value of $1,289,953. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $1,315,593. (i)	1,289,797
1,342,441	RBC Dominion Securities, Inc., 4.35% (h), dated 03/31/25, due 04/01/25, with a maturity value of $1,342,603. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $1,369,290. (i)	1,342,441
	Total Repurchase Agreements	2,632,238
	(Cost $2,632,238)

	Total Investments — 101.9%	132,345,176
	(Cost $117,646,031)
	Net Other Assets and Liabilities — (1.9)%	(2,417,027)
	Net Assets — 100.0%	$129,928,149

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $55,530,496 or 42.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,522,817 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,632,238.

(h)	Rate shown reflects yield as of March 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SEK	– Swedish Krona
USD	– United States Dollar

See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	46.9%
JPY	9.7
EUR	8.8
HKD	5.4
BRL	5.2
SEK	4.6
CAD	4.4
NOK	4.3
KRW	3.7
GBP	2.3
SAR	2.0
AED	1.5
CHF	1.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 6,913,198	$ 6,913,198	$ —	$ —
Canada	14,095,506	14,095,506	—	—
Cayman Islands	22,845,902	17,272,896	5,573,006	—
Chile	833,737	833,737	—	—
Finland	2,605,541	2,605,541	—	—
Ireland	3,288,670	3,288,670	—	—
Israel	1,049,235	1,049,235	—	—
Luxembourg	8,589,819	8,589,819	—	—
Switzerland	5,834,709	4,207,417	1,627,292	—
United Arab Emirates	1,974,733	1,974,733	—	—
United Kingdom	10,861,692	7,837,103	3,024,589	—
United States	5,514,587	5,514,587	—	—
Other Country Categories*	45,305,609	—	45,305,609	—
Repurchase Agreements	2,632,238	—	2,632,238	—
Total Investments	$132,345,176	$74,182,442	$58,162,734	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,522,817
Non-cash Collateral(2)	(2,522,817)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,632,238
Non-cash Collateral(4)	(2,632,238)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Canada — 2.4%
12,304,724	BlackBerry Ltd. (c) (d)	$46,388,809
5,550,717	Open Text Corp. (CAD)	140,093,841
		186,482,650
	France — 5.6%
1,648,922	Thales S.A. (EUR) (e)	438,320,179
	India — 7.6%
32,701,982	Infosys Ltd., ADR (d)	596,811,172
	Israel — 8.4%
1,492,119	Check Point Software Technologies Ltd. (c)	340,083,762
903,251	CyberArk Software Ltd. (c)	305,298,838
951,785	Radware Ltd. (c)	20,577,592
		665,960,192
	Japan — 2.5%
2,900,573	Trend Micro, Inc. (JPY) (e)	195,811,855
	United Kingdom — 0.3%
12,544,085	NCC Group PLC (GBP) (e)	22,571,251
	United States — 73.1%
1,404,416	A10 Networks, Inc.	22,948,157
3,160,510	Akamai Technologies, Inc. (c)	254,421,055
2,548,268	Booz Allen Hamilton Holding Corp.	266,497,867
3,295,948	Broadcom, Inc.	551,840,574
10,252,858	Cisco Systems, Inc.	632,703,867
2,261,901	Cloudflare, Inc., Class A (c)	254,893,624
1,686,880	CrowdStrike Holdings, Inc., Class A (c)	594,760,150
1,094,854	F5, Inc. (c)	291,526,775
3,042,837	Fortinet, Inc. (c)	292,903,490
11,982,693	Gen Digital, Inc.	318,020,672
2,528,704	Leidos Holdings, Inc.	341,223,318
1,378,907	NetScout Systems, Inc. (c)	28,970,836
3,373,958	Okta, Inc. (c)	355,007,861
1,284,079	OneSpan, Inc.	19,582,205
3,451,705	Palo Alto Networks, Inc. (c)	588,998,941
717,474	Qualys, Inc. (c)	90,351,501
1,214,811	Rapid7, Inc. (c)	32,204,640
1,437,524	Rubrik, Inc., Class A (c)	87,660,213
1,005,636	Science Applications International Corp.	112,902,754
6,337,597	SentinelOne, Inc., Class A (c)	115,217,513
2,230,218	Tenable Holdings, Inc. (c)	78,013,026
2,315,548	Varonis Systems, Inc. (c)	93,663,917
1,674,837	Zscaler, Inc. (c)	332,321,157
		5,756,634,113
	Total Common Stocks	7,862,591,412
	(Cost $6,062,685,790)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
15,448,422	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (f)	$15,448,422
	(Cost $15,448,422)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$20,181,112	JPMorgan Chase & Co., 4.36% (f), dated 03/31/25, due 04/01/25, with a maturity value of $20,183,556. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $20,584,735. (g)	20,181,112
21,004,831	RBC Dominion Securities, Inc., 4.35% (f), dated 03/31/25, due 04/01/25, with a maturity value of $21,007,369. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $21,424,928. (g)	21,004,831
	Total Repurchase Agreements	41,185,943
	(Cost $41,185,943)

	Total Investments — 100.6%	7,919,225,777
	(Cost $6,119,320,155)
	Net Other Assets and Liabilities — (0.6)%	(44,022,539)
	Net Assets — 100.0%	$7,875,203,238

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $39,428,655 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $41,185,943.

See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $656,703,285 or 8.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(f)	Rate shown reflects yield as of March 31, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 438,320,179	$ —	$ 438,320,179	$ —
Japan	195,811,855	—	195,811,855	—
United Kingdom	22,571,251	—	22,571,251	—
Other Country Categories*	7,205,888,127	7,205,888,127	—	—
Money Market Funds	15,448,422	15,448,422	—	—
Repurchase Agreements	41,185,943	—	41,185,943	—
Total Investments	$7,919,225,777	$7,221,336,549	$697,889,228	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$39,428,655
Non-cash Collateral(2)	(39,428,655)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$41,185,943
Non-cash Collateral(4)	(41,185,943)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 1.0%
370	BAWAG Group AG (EUR) (c) (d) (e)	$38,171
	Belgium — 4.8%
2,494	Solvay S.A. (EUR) (e)	88,716
247	Syensqo S.A. (EUR) (e)	16,856
458	UCB S.A. (EUR) (e)	80,638
		186,210
	Bermuda — 1.6%
541	International General Insurance Holdings Ltd.	14,234
273	SiriusPoint Ltd. (f)	4,720
1,043	Viking Holdings Ltd. (f)	41,459
		60,413
	Cayman Islands — 0.9%
1,304	Amer Sports, Inc. (f)	34,856
	Cyprus — 0.1%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
165	Theon International PLC (EUR) (e)	4,256
		4,256
	Denmark — 0.3%
2,345	H. Lundbeck A/S (DKK) (e)	11,814
	Finland — 4.7%
11,840	Mandatum Oyj (EUR) (e)	71,757
13,203	Nokia Oyj (EUR) (e)	69,538
2,995	Puuilo Oyj (EUR) (e)	36,863
279	TietoEVRY Oyj (EUR) (e)	4,834
		182,992
	France — 3.4%
2,336	Canal+ SA (GBP) (e) (f)	5,566
999	Cie de Saint-Gobain S.A. (EUR) (e)	99,518
120	Exosens SAS (EUR) (e) (f)	4,360
2,336	Louis Hachette Group (EUR) (e) (f)	3,523
165	Planisware S.A. (EUR) (e) (f)	4,166
141	Teleperformance SE (EUR) (e)	14,178
		131,311
	Germany — 12.6%
1,539	Auto1 Group SE (EUR) (c) (d) (e) (f)	34,236
1,865	Daimler Truck Holding AG (EUR) (e)	75,551
1,609	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d) (e)	80,584
544	Hensoldt AG (EUR) (e)	36,513
3,297	IONOS Group SE (EUR) (e) (f)	91,793
Shares	Description	Value

	Germany (Continued)
236	RENK Group AG (EUR) (e)	$11,424
1,883	Siemens Energy AG (EUR) (e) (f)	111,628
400	TeamViewer SE (EUR) (c) (d) (e) (f)	5,222
1,178	Traton SE (EUR) (e)	39,896
		486,847
	Greece — 1.3%
707	Athens International Airport S.A. (EUR) (e)	6,961
2,606	Optima bank S.A. (EUR)	43,283
		50,244
	Guernsey — 1.3%
4,259	Genius Sports Ltd. (f)	42,632
1,181	Super Group SGHC Ltd.	7,606
		50,238
	Ireland — 2.4%
1,038	CRH PLC	91,313
224	Dole PLC	3,237
		94,550
	Israel — 3.1%
1,451	Cellebrite DI Ltd. (f)	28,193
346	Monday.com Ltd. (f)	84,133
131	Oddity Tech Ltd., Class A (f)	5,667
		117,993
	Italy — 5.0%
7,137	Banco BPM S.p.A. (EUR) (e)	72,627
5,927	Lottomatica Group S.p.A. (EUR) (e)	119,647
		192,274
	Jersey — 1.8%
332	Birkenstock Holding PLC (f)	15,222
2,504	CVC Capital Partners PLC (EUR) (c) (d) (e) (f)	49,675
397	JTC PLC (GBP) (c) (d) (e)	4,683
		69,580
	Luxembourg — 4.9%
249	Spotify Technology S.A. (f)	136,958
9,421	Zabka Group S.A. (PLN) (e) (f)	50,470
		187,428
	Netherlands — 7.3%
1,115	CTP N.V. (EUR) (c) (d)	19,966
814	Iveco Group N.V. (EUR) (e)	13,380
814	Merus N.V. (f)	34,261
259	Newamsterdam Pharma Co. N.V. (f)	5,302
290	Playa Hotels & Resorts N.V. (f)	3,866
495	Pluxee N.V. (EUR) (e)	10,107
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
4,201	Technip Energies N.V. (EUR) (e)	$137,068
2,154	Universal Music Group N.V. (EUR) (e)	59,478
		283,428
	Norway — 5.6%
580	DOF Group ASA (NOK) (e) (f)	5,159
1,178	Gjensidige Forsikring ASA (NOK) (e)	27,111
5,850	Norconsult Norge A/S (NOK)	24,522
7,076	Orkla ASA (NOK) (e)	77,599
482	SATS ASA (NOK) (e) (f)	1,536
884	SpareBank 1 Sor-Norge ASA (NOK) (e)	14,272
3,223	Telenor ASA (NOK) (e)	46,053
5,880	Var Energi ASA (NOK) (e)	18,912
		215,164
	Spain — 2.2%
25,379	Banco de Sabadell S.A. (EUR) (e)	71,256
765	Corp ACCIONA Energias Renovables S.A. (EUR) (e)	14,053
		85,309
	Sweden — 11.6%
5,318	Alleima AB (SEK) (e)	44,544
2,486	EQT AB (SEK) (e)	75,806
1,365	Hemnet Group AB (SEK) (e)	45,273
111	Mildef Group AB (SEK) (e)	2,304
5,944	Nordnet AB publ (SEK) (e)	138,219
29	Roko AB (SEK) (f)	5,770
2,531	Rusta AB (SEK) (e)	16,631
516	Scandic Hotels Group AB (SEK) (c) (d) (e)	3,825
3,973	Storskogen Group AB, Class B (SEK) (e)	5,167
838	Swedish Orphan Biovitrum AB (SEK) (e) (f)	24,014
4,509	Tele2 AB, Class B (SEK) (e)	60,750
2,495	Truecaller AB, Class B (SEK) (e)	16,925
1,232	Vimian Group AB (SEK) (e) (f)	5,223
203	Yubico AB (SEK) (e) (f)	3,673
		448,124
	Switzerland — 7.4%
1,113	Accelleron Industries AG (CHF) (e)	51,606
560	Galderma Group AG (CHF) (f)	59,228
1,495	On Holding AG, Class A (f)	65,660
1,036	Sandoz Group AG (CHF) (e)	43,444
Shares	Description	Value

	Switzerland (Continued)
2,616	Sportradar Group AG, Class A (f)	$56,558
225	Sunrise Communications AG, Class A (CHF) (e) (f)	10,921
		287,417
	United Kingdom — 11.5%
1,926	AJ Bell PLC (GBP) (e)	10,093
1,438	Allfunds Group PLC (EUR) (e)	8,277
1,238	ARM Holdings PLC, ADR (f) (i)	132,206
3,422	Baltic Classifieds Group PLC (GBP) (e)	13,319
1,941	Bridgepoint Group PLC (GBP) (c) (d)	8,048
3,105	Centessa Pharmaceuticals PLC, ADR (f)	44,650
1,532	Finablr PLC (GBP) (c) (e) (f) (g) (h)	0
21,325	Haleon PLC (GBP) (e)	107,696
582	HBX Group International PLC (EUR) (f)	6,268
3,895	Ithaca Energy PLC (GBP) (e)	8,010
2,446	Just Group PLC (GBP)	4,645
166	Marex Group PLC	5,863
2,548	Petershill Partners PLC (GBP) (c) (d) (e)	7,837
4,970	Polestar Automotive Holding UK PLC, Class A, ADR (f)	5,219
456	Raspberry PI Holdings PLC (GBP) (e) (f) (i)	2,763
955	Verona Pharma PLC, ADR (f)	60,633
1,677	Wise PLC, Class A (GBP) (e) (f)	20,585
		446,112
	United States — 5.0%
7,258	Gen Digital, Inc.	192,627
	Total Common Stocks	3,857,358
	(Cost $3,296,875)
MONEY MARKET FUNDS — 0.0%
1,155	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (j)	1,155
	(Cost $1,155)

See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$55,635	JPMorgan Chase & Co., 4.36% (j), dated 03/31/25, due 04/01/25, with a maturity value of $55,642. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $56,748. (k)	$55,635
	(Cost $55,635)

	Total Investments — 101.3%	3,914,148
	(Cost $3,353,665)
	Net Other Assets and Liabilities — (1.3)%	(50,929)
	Net Assets — 100.0%	$3,863,219

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $2,568,553 or 66.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $53,418 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $55,635.

(j)	Rate shown reflects yield as of March 31, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	42.3%
USD	30.0
SEK	11.5
NOK	5.5
GBP	4.9
CHF	4.2
PLN	1.3
DKK	0.3
Total	100.0%
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 60,413	$ 60,413	$ —	$ —
Cayman Islands	34,856	34,856	—	—
Cyprus	4,256	—	4,256	—**
Greece	50,244	43,283	6,961	—
Guernsey	50,238	50,238	—	—
Ireland	94,550	94,550	—	—
Israel	117,993	117,993	—	—
Jersey	69,580	15,222	54,358	—
Luxembourg	187,428	136,958	50,470	—
Netherlands	283,428	63,395	220,033	—
Norway	215,164	24,522	190,642	—
Sweden	448,124	5,770	442,354	—
Switzerland	287,417	181,446	105,971	—
United Kingdom	446,112	267,532	178,580	—**
United States	192,627	192,627	—	—
Other Country Categories*	1,314,928	—	1,314,928	—
Money Market Funds	1,155	1,155	—	—
Repurchase Agreements	55,635	—	55,635	—
Total Investments	$3,914,148	$1,289,960	$2,624,188	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$53,418
Non-cash Collateral(2)	(53,418)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$55,635
Non-cash Collateral(4)	(55,635)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.6%
	Australia — 2.9%
15,309	CAR Group Ltd. (AUD) (c)	$305,118
2,007	REA Group Ltd. (AUD) (c)	278,461
15,629	SEEK Ltd. (AUD) (c)	211,312
6,321	WiseTech Global Ltd. (AUD) (c)	325,962
		1,120,853
	Canada — 9.7%
3,324	Descartes Systems Group (The), Inc. (CAD) (d)	334,629
35,764	Shopify, Inc., Class A (CAD) (d)	3,402,308
		3,736,937
	Cayman Islands — 50.7%
229,351	Alibaba Group Holding Ltd. (HKD) (c)	3,794,838
74,332	Baidu, Inc., Class A (HKD) (c) (d)	857,951
88,774	JD.com, Inc., Class A (HKD) (c)	1,826,218
15,241	Kanzhun Ltd., ADR (d)	292,170
87,319	Kuaishou Technology (HKD) (c) (d) (e) (f)	612,330
162,036	Meituan, Class B (HKD) (c) (d) (e) (f)	3,260,564
62,630	NetEase, Inc. (HKD) (c)	1,286,584
14,969	PDD Holdings, Inc., ADR (d)	1,771,581
11,720	Sea Ltd., ADR (d)	1,529,343
60,397	Tencent Holdings Ltd. (HKD) (c)	3,859,124
18,920	Tencent Music Entertainment Group, ADR	272,637
14,303	Vipshop Holdings Ltd., ADR (d)	224,271
		19,587,611
	Germany — 2.1%
7,579	Delivery Hero SE (EUR) (c) (d) (e) (f)	181,727
2,970	Scout24 SE (EUR) (c) (e) (f)	311,027
8,680	Zalando SE (EUR) (c) (d) (e) (f)	301,069
		793,823
	Indonesia — 0.5%
41,119,300	GoTo Gojek Tokopedia Tbk PT (IDR) (c) (d) (g)	204,493
	Isle Of Man — 0.6%
31,189	Entain PLC (GBP) (c)	235,648
	Israel — 0.8%
1,922	Wix.com Ltd. (d)	314,016
	Japan — 2.0%
73,576	LY Corp. (JPY) (c)	249,140
15,582	Nexon Co., Ltd. (JPY) (c)	213,416
49,773	Rakuten Group, Inc. (JPY) (c) (d)	285,546
		748,102
Shares	Description	Value

	Luxembourg — 4.8%
3,342	Spotify Technology S.A. (d)	$1,838,200
	Netherlands — 8.9%
1,063	Adyen N.V. (EUR) (c) (d) (e) (f)	1,629,367
38,689	Prosus N.V. (EUR) (c)	1,797,464
		3,426,831
	New Zealand — 1.5%
5,934	Xero Ltd. (AUD) (c) (d)	580,012
	South Africa — 4.5%
7,046	Naspers Ltd., Class N (ZAR) (c)	1,747,342
	South Korea — 3.5%
9,196	Kakao Corp. (KRW) (c)	245,152
1,214	Krafton, Inc. (KRW) (c) (d)	277,630
6,346	NAVER Corp. (KRW) (c)	829,319
		1,352,101
	Taiwan — 0.5%
8,455	International Games System Co., Ltd. (TWD) (c)	199,065
	United Kingdom — 2.4%
37,151	Auto Trader Group PLC (GBP) (c) (e) (f)	359,238
30,985	Rightmove PLC (GBP) (c)	275,865
24,006	Wise PLC, Class A (GBP) (c) (d)	294,672
		929,775
	United States — 2.2%
39,249	Coupang, Inc. (d)	860,731

	Total Investments — 97.6%	37,675,540
	(Cost $37,001,915)
	Net Other Assets and Liabilities — 2.4%	941,745
	Net Assets — 100.0%	$38,617,285

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $26,835,654 or 69.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	41.1%
USD	18.9
EUR	11.2
CAD	9.9
ZAR	4.6
AUD	4.5
KRW	3.6
GBP	3.1
JPY	2.0
IDR	0.6
TWD	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 3,736,937	$ 3,736,937	$ —	$ —
Cayman Islands	19,587,611	4,090,002	15,497,609	—
Israel	314,016	314,016	—	—
Luxembourg	1,838,200	1,838,200	—	—
United States	860,731	860,731	—	—
Other Country Categories*	11,338,045	—	11,338,045	—
Total Investments	$37,675,540	$10,839,886	$26,835,654	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Brazil — 14.7%
21,929	Ambev S.A. (BRL)	$51,879
27,494	B3 S.A. - Brasil Bolsa Balcao (BRL)	58,491
32,426	Banco Bradesco S.A. (Preference Shares) (BRL)	71,995
6,531	Banco BTG Pactual S.A. (BRL)	38,570
10,003	Banco do Brasil S.A. (BRL)	49,415
18,783	Banco Santander Brasil S.A. (BRL)	87,950
28,810	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	158,579
29,806	Itausa S.A. (Preference Shares) (BRL)	49,359
4,266	Localiza Rent a Car S.A. (BRL)	25,111
42,443	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	276,386
3,583	Suzano S.A. (BRL)	33,240
15,418	Vale S.A. (BRL)	153,195
7,504	WEG S.A. (BRL)	59,543
		1,113,713
	Hungary — 3.2%
3,575	OTP Bank Nyrt (HUF) (c)	240,533
	India — 14.1%
282	Adani Enterprises Ltd. (INR) (c)	7,605
475	Adani Green Energy Ltd. (INR) (c) (d)	5,226
828	Adani Ports & Special Economic Zone Ltd. (INR) (c)	11,401
476	Asian Paints Ltd. (INR) (c)	13,005
250	Avenue Supermarts Ltd. (INR) (c) (d) (e) (f)	11,921
2,967	Axis Bank Ltd. (INR) (c)	38,059
116	Bajaj Auto Ltd. (INR) (c)	10,648
265	Bajaj Finance Ltd. (INR) (c)	27,610
587	Bajaj Finserv Ltd. (INR) (c)	13,727
2,476	Bharti Airtel Ltd. (INR) (c)	50,056
563	Cipla Ltd. (INR) (c)	9,461
362	Grasim Industries Ltd. (INR) (c)	11,025
997	HCL Technologies Ltd. (INR) (c)	18,470
7,549	HDFC Bank Ltd. (INR) (c)	160,916
833	Hindustan Unilever Ltd. (INR) (c)	21,997
6,895	ICICI Bank Ltd. (INR) (c)	108,376
658	IndusInd Bank Ltd. (INR) (c)	4,979
3,298	Infosys Ltd. (INR) (c)	60,431
7,249	ITC Ltd. (INR) (c)	34,637
3,116	Jio Financial Services Ltd. (INR) (c) (d)	8,252
1,419	Kotak Mahindra Bank Ltd. (INR) (c)	35,923
Shares	Description	Value

	India (Continued)
1,041	Larsen & Toubro Ltd. (INR) (c)	$42,334
910	Mahindra & Mahindra Ltd. (INR) (c)	28,246
142	Maruti Suzuki India Ltd. (INR) (c)	19,076
362	Nestle India Ltd. (INR) (c)	9,512
4,449	NTPC Ltd. (INR) (c)	18,497
4,435	Power Grid Corp. of India Ltd. (INR) (c)	15,009
6,386	Reliance Industries Ltd. (INR) (c)	94,943
3,279	State Bank of India (INR) (c)	29,481
1,093	Sun Pharmaceutical Industries Ltd. (INR) (c)	22,149
906	Tata Consultancy Services Ltd. (INR) (c)	38,112
2,114	Tata Motors Ltd. (INR) (c)	16,575
7,823	Tata Steel Ltd. (INR) (c)	13,975
373	Titan Co., Ltd. (INR) (c)	13,311
212	Trent, Ltd. (INR) (c)	13,142
118	UltraTech Cement Ltd. (INR) (c)	15,827
6,954	Zomato Ltd. (INR) (c) (d)	16,336
		1,070,250
	Mexico — 14.8%
277,859	America Movil S.A.B. de C.V., Series B (MXN)	197,962
142,089	Cemex S.A.B. de C.V., Series CPO (MXN)	80,194
20,615	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	201,300
28,279	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	196,127
61,714	Grupo Mexico S.A.B. de C.V., Series B (MXN)	308,562
50,356	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	138,682
		1,122,827
	Philippines — 1.3%
7,289	SM Investments Corp. (PHP) (c)	100,547
	Poland — 8.3%
3,627	Bank Polska Kasa Opieki S.A. (PLN) (c)	165,811
10,048	ORLEN S.A. (PLN) (c)	176,982
14,815	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (c)	289,270
		632,063
	South Africa — 15.1%
1,084	Capitec Bank Holdings Ltd. (ZAR) (c)	184,368
62,548	FirstRand Ltd. (ZAR) (c)	245,802
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
2,001	Naspers Ltd., Class N (ZAR) (c)	$496,229
17,015	Standard Bank Group Ltd. (ZAR) (c)	222,324
		1,148,723
	South Korea — 13.5%
308	Celltrion, Inc. (KRW) (c)	35,579
227	Ecopro Co., Ltd. (KRW) (c)	7,720
579	Hana Financial Group, Inc. (KRW) (c)	23,641
268	HLB, Inc. (KRW) (c) (d)	10,074
118	Hyundai Mobis Co., Ltd. (KRW) (c)	20,999
354	Hyundai Motor Co. (KRW) (c)	47,815
618	Kakao Corp. (KRW) (c)	16,475
676	KB Financial Group, Inc. (KRW) (c)	36,642
469	Kia Corp. (KRW) (c)	29,664
104	LG Chem Ltd. (KRW) (c)	17,489
284	NAVER Corp. (KRW) (c)	37,114
141	POSCO Holdings, Inc. (KRW) (c)	26,890
38	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	26,372
12,531	Samsung Electronics Co., Ltd. (KRW) (c)	496,797
106	Samsung SDI Co., Ltd. (KRW) (c)	13,699
983	Shinhan Financial Group Co., Ltd. (KRW) (c)	31,459
1,076	SK Hynix, Inc. (KRW) (c)	143,437
		1,021,866
	Taiwan — 14.9%
3,600	ASE Technology Holding Co., Ltd. (TWD) (c)	15,821
9,571	Cathay Financial Holding Co., Ltd. (TWD) (c)	17,860
4,752	Chunghwa Telecom Co., Ltd. (TWD) (c)	18,461
19,015	CTBC Financial Holding Co., Ltd. (TWD) (c)	22,862
2,047	Delta Electronics, Inc. (TWD) (c)	22,640
15,600	E.Sun Financial Holding Co., Ltd. (TWD) (c)	13,637
5,209	Formosa Plastics Corp. (TWD) (c)	5,788
8,800	Fubon Financial Holding Co., Ltd. (TWD) (c)	22,882
13,090	Hon Hai Precision Industry Co., Ltd. (TWD) (c)	59,046
1,532	MediaTek, Inc. (TWD) (c)	66,030
Shares	Description	Value

	Taiwan (Continued)
12,610	Mega Financial Holding Co., Ltd. (TWD) (c)	$15,285
616	Novatek Microelectronics Corp. (TWD) (c)	10,240
2,958	Quanta Computer, Inc. (TWD) (c)	20,581
27,269	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	767,977
5,086	Uni-President Enterprises Corp. (TWD) (c)	12,403
12,850	United Microelectronics Corp. (TWD) (c)	17,967
3,001	Wistron Corp. (TWD) (c)	8,798
13,675	Yuanta Financial Holding Co., Ltd. (TWD) (c)	14,016
		1,132,294
	Total Common Stocks	7,582,816
	(Cost $7,117,531)
MONEY MARKET FUNDS — 0.2%
14,534	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	14,534
	(Cost $14,534)

	Total Investments — 100.1%	7,597,350
	(Cost $7,132,065)
	Net Other Assets and Liabilities — (0.1)%	(7,646)
	Net Assets — 100.0%	$7,589,704

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $5,346,276 or 70.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
ZAR	15.1%
TWD	14.9
MXN	14.8
BRL	14.7
INR	14.1
KRW	13.4
PLN	8.3
HUF	3.2
PHP	1.3
USD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 1,113,713	$ 1,113,713	$ —	$ —
Mexico	1,122,827	1,122,827	—	—
Other Country Categories*	5,346,276	—	5,346,276	—
Money Market Funds	14,534	14,534	—	—
Total Investments	$7,597,350	$2,251,074	$5,346,276	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Brazil — 15.9%
246,211	B3 S.A. - Brasil Bolsa Balcao (BRL)	$523,794
58,483	Banco BTG Pactual S.A. (BRL)	345,377
29,061	BB Seguridade Participacoes S.A. (BRL)	205,234
30,764	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	549,891
214,232	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	385,182
125,047	Gerdau S.A. (Preference Shares) (BRL)	354,557
256,284	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,410,663
263,984	Itausa S.A. (Preference Shares) (BRL)	437,163
71,021	PRIO S.A. (BRL) (c)	495,340
142,605	Raia Drogasil S.A. (BRL)	476,062
136,387	WEG S.A. (BRL)	1,082,215
		6,265,478
	Cayman Islands — 0.2%
859	Alchip Technologies Ltd. (TWD) (d)	72,412
	Chile — 0.7%
1,928,258	Banco de Chile (CLP)	254,856
	Czech Republic — 1.8%
14,599	CEZ A/S (CZK)	722,917
	Greece — 1.6%
110,241	Eurobank Ergasias Services and Holdings S.A. (EUR) (d)	296,136
33,276	National Bank of Greece S.A. (EUR) (d)	342,011
		638,147
	Mexico — 8.2%
45,253	Coca-Cola Femsa S.A.B. de C.V. (MXN)	413,645
33,658	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	622,355
128,561	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	891,625
464,614	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,279,564
		3,207,189
	Philippines — 4.8%
631,500	Ayala Land, Inc. (PHP) (d)	254,548
115,330	BDO Unibank, Inc. (PHP)	308,958
Shares	Description	Value

	Philippines (Continued)
94,410	International Container Terminal Services, Inc. (PHP) (d)	$586,689
52,670	SM Investments Corp. (PHP) (d)	726,552
		1,876,747
	Poland — 10.2%
9,362	Bank Polska Kasa Opieki S.A. (PLN) (d)	427,990
4,326	Dino Polska S.A. (PLN) (c) (d) (e) (f)	504,936
12,343	KGHM Polska Miedz S.A. (PLN) (d)	403,482
94	LPP S.A. (PLN) (d)	428,915
52,631	ORLEN S.A. (PLN) (d)	927,025
38,237	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (d)	746,597
25,338	Powszechny Zaklad Ubezpieczen S.A. (PLN) (d)	368,131
1,485	Santander Bank Polska S.A. (PLN) (d)	213,835
		4,020,911
	South Africa — 18.3%
34,983	Absa Group Ltd. (ZAR) (d)	338,994
27,847	Bid Corp., Ltd. (ZAR) (d)	667,803
28,474	Bidvest Group Ltd. (ZAR)	365,728
3,580	Capitec Bank Holdings Ltd. (ZAR) (d)	608,889
20,141	Clicks Group Ltd. (ZAR)	372,095
23,540	Discovery Ltd. (ZAR)	256,135
206,433	FirstRand Ltd. (ZAR) (d)	811,245
76,754	Gold Fields Ltd. (ZAR) (d)	1,695,781
74,957	Impala Platinum Holdings Ltd. (ZAR) (c) (d)	516,031
21,620	Nedbank Group Ltd. (ZAR)	303,340
51,896	OUTsurance Group Ltd. (ZAR)	197,281
73,542	Sanlam Ltd. (ZAR)	331,912
56,157	Standard Bank Group Ltd. (ZAR) (d)	733,766
		7,199,000
	South Korea — 17.9%
3,861	Celltrion, Inc. (KRW) (d)	446,005
7,255	Hana Financial Group, Inc. (KRW) (d)	296,224
525	HD Hyundai Electric Co., Ltd. (KRW) (d)	107,142
1,474	Hyundai Mobis Co., Ltd. (KRW) (d)	262,305
8,480	KB Financial Group, Inc. (KRW) (d)	459,648
5,878	Kia Corp. (KRW) (d)	371,776
270	Korea Zinc Co., Ltd. (KRW) (d)	142,973
690	Krafton, Inc. (KRW) (c) (d)	157,796
3,563	NAVER Corp. (KRW) (d)	465,626
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
468	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	$324,797
1,359	Samsung Electro-Mechanics Co., Ltd. (KRW) (d)	120,372
70,394	Samsung Electronics Co., Ltd. (KRW) (d)	2,790,804
882	Samsung Fire & Marine Insurance Co., Ltd. (KRW) (d)	215,251
1,950	Samsung Life Insurance Co., Ltd. (KRW) (d)	110,234
1,326	Samsung SDI Co., Ltd. (KRW) (d)	171,363
12,331	Shinhan Financial Group Co., Ltd. (KRW) (d)	394,627
15,838	Woori Financial Group, Inc. (KRW) (d)	178,854
		7,015,797
	Taiwan — 19.7%
5,799	Accton Technology Corp. (TWD) (d)	102,741
5,455	Advantech Co., Ltd. (TWD) (d)	62,330
38,943	ASE Technology Holding Co., Ltd. (TWD) (d)	171,144
3,253	Asia Vital Components Co., Ltd. (TWD) (d)	46,062
7,957	Asustek Computer, Inc. (TWD) (d)	148,049
7,148	Catcher Technology Co., Ltd. (TWD) (d)	45,546
103,532	Cathay Financial Holding Co., Ltd. (TWD) (d)	193,194
49,402	Compal Electronics, Inc. (TWD) (d)	48,020
205,689	CTBC Financial Holding Co., Ltd. (TWD) (d)	247,306
22,139	Delta Electronics, Inc. (TWD) (d)	244,863
9,230	E Ink Holdings, Inc. (TWD) (d)	75,140
168,743	E.Sun Financial Holding Co., Ltd. (TWD) (d)	147,513
817	eMemory Technology, Inc. (TWD) (d)	57,441
134,695	First Financial Holding Co., Ltd. (TWD) (d)	110,521
95,186	Fubon Financial Holding Co., Ltd. (TWD) (d)	247,510
114,282	Hua Nan Financial Holdings Co., Ltd. (TWD) (d)	96,634
2,994	International Games System Co., Ltd. (TWD) (d)	70,491
194,867	KGI Financial Holding Co., Ltd. (TWD) (d)	101,764
Shares	Description	Value

	Taiwan (Continued)
1,110	Largan Precision Co., Ltd. (TWD) (d)	$79,947
25,954	Lite-On Technology Corp. (TWD) (d)	72,082
16,572	MediaTek, Inc. (TWD) (d)	714,261
136,410	Mega Financial Holding Co., Ltd. (TWD) (d)	165,346
6,668	Novatek Microelectronics Corp. (TWD) (d)	110,850
22,180	Pegatron Corp. (TWD) (d)	56,686
3,129	PharmaEssentia Corp. (TWD) (c) (d)	49,347
31,999	Quanta Computer, Inc. (TWD) (d)	222,638
5,600	Realtek Semiconductor Corp. (TWD) (d)	89,278
48,920	Shanghai Commercial & Savings Bank (The) Ltd. (TWD) (d)	66,906
130,263	SinoPac Financial Holdings Co., Ltd. (TWD) (d)	88,364
141,074	Taishin Financial Holding Co., Ltd. (TWD) (d)	73,566
122,964	Taiwan Cooperative Financial Holding Co., Ltd. (TWD) (d)	89,702
109,016	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (d)	3,070,217
14,833	Unimicron Technology Corp. (TWD) (d)	42,254
139,002	United Microelectronics Corp. (TWD) (d)	194,356
818	Voltronic Power Technology Corp. (TWD) (d)	38,252
32,463	Wistron Corp. (TWD) (d)	95,168
1,130	Wiwynn Corp. (TWD) (d)	57,223
147,921	Yuanta Financial Holding Co., Ltd. (TWD) (d)	151,606
		7,744,318
	Total Common Stocks	39,017,772
	(Cost $38,360,277)
MONEY MARKET FUNDS — 0.3%
121,798	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	121,798
	(Cost $121,798)

	Total Investments — 99.6%	39,139,570
	(Cost $38,482,075)
	Net Other Assets and Liabilities — 0.4%	164,623
	Net Assets — 100.0%	$39,304,193

See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $26,431,883 or 67.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
TWD	20.0%
ZAR	18.4
KRW	17.9
BRL	16.0
PLN	10.3
MXN	8.2
PHP	4.8
CZK	1.8
EUR	1.6
CLP	0.7
USD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 6,265,478	$ 6,265,478	$ —	$ —
Chile	254,856	254,856	—	—
Czech Republic	722,917	722,917	—	—
Mexico	3,207,189	3,207,189	—	—
Philippines	1,876,747	308,958	1,567,789	—
South Africa	7,199,000	1,826,491	5,372,509	—
Other Country Categories*	19,491,585	—	19,491,585	—
Money Market Funds	121,798	121,798	—	—
Total Investments	$39,139,570	$12,707,687	$26,431,883	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
ASSETS:
Investments, at value	$222,621,538	$15,382,759	$585,369,146
Foreign currency, at value	—	3,062	808,387
Receivables:
Capital shares sold	2,707,126	—	—
Reclaims	2,622,979	9,779	2,766,646
Dividends	978,012	80,471	4,120,626
Investment securities sold	—	—	—
Securities lending income	—	—	—
Prepaid expenses	5,515	—	6,605
Total Assets	228,935,170	15,476,071	593,071,410

LIABILITIES:
Due to custodian	—	—	239,643
Due to custodian foreign currency	102	—	—
Payables:
Investment securities purchased	2,655,512	—	—
Investment advisory fees	61,552	8,068	200,499
Audit and tax fees	23,831	—	27,401
Shareholder reporting fees	23,188	—	63,949
Licensing fees	4,244	—	77,655
Trustees’ fees	314	—	480
Capital shares redeemed	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	76,651	—	106,093
Total Liabilities	2,845,394	8,068	715,720
NET ASSETS	$226,089,776	$15,468,003	$592,355,690

NET ASSETS consist of:
Paid-in capital	$293,142,234	$23,151,784	$801,942,851
Par value	167,033	3,916	245,500
Accumulated distributable earnings (loss)	(67,219,491)	(7,687,697)	(209,832,661)
NET ASSETS	$226,089,776	$15,468,003	$592,355,690
NET ASSET VALUE, per share	$13.54	$39.50	$24.13
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	16,703,334	391,608	24,550,002
Investments, at cost	$199,688,778	$15,374,281	$569,705,420
Foreign currency, at cost (proceeds)	$(102)	$2,953	$807,244
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$138,902,221	$13,143,485	$2,016,652,905	$100,143,045	$5,854,849
54,458	—	1,067,985	65,032	1,129

—	—	—	—	—
243,731	—	1,292,667	26,800	17,258
79,417	9,501	3,804,316	197,666	4,197
—	—	693,265	—	—
4,377	—	10,589	6,029	—
5,183	—	11,049	—	—
139,289,387	13,152,986	2,023,532,776	100,438,572	5,877,433

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—
39,828	7,314	726,796	55,844	3,520
74,139	—	12,081	—	—
43,536	—	37,910	—	—
76,322	—	476,724	—	—
340	—	409	—	—
—	—	—	—	—
—	—	—	73,974	46,419
8,617,053	—	12,231,291	8,922,191	—
35,627	—	296,882	—	—
8,886,845	7,314	13,782,093	9,052,009	49,939
$130,402,542	$13,145,672	$2,009,750,683	$91,386,563	$5,827,494

$270,466,824	$19,722,388	$2,057,059,767	$201,251,664	$29,155,748
86,500	2,000	177,500	69,000	2,399
(140,150,782)	(6,578,716)	(47,486,584)	(109,934,101)	(23,330,653)
$130,402,542	$13,145,672	$2,009,750,683	$91,386,563	$5,827,494
$15.08	$65.73	$113.23	$13.24	$24.29
8,650,002	200,002	17,750,002	6,900,002	239,928
$194,679,563	$11,247,782	$2,035,464,935	$100,413,696	$7,480,942
$54,440	$—	$1,063,245	$65,353	$1,127
$7,652,933	$—	$11,222,566	$8,709,081	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
March 31, 2025 (Unaudited)

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
ASSETS:
Investments, at value	$347,054,369	$30,727,563	$3,092,924,648
Foreign currency, at value	156,336	1,644	—
Receivables:
Capital shares sold	11,443	—	—
Reclaims	276,183	29,375	660,294
Dividends	1,040,770	80,183	445,102
Investment securities sold	4,058,583	—	—
Securities lending income	7,924	9,076	3,381
Prepaid expenses	—	—	—
Total Assets	352,605,608	30,847,841	3,094,033,425

LIABILITIES:
Due to custodian	—	—	—
Due to custodian foreign currency	—	—	—
Payables:
Investment securities purchased	—	—	—
Investment advisory fees	212,137	18,486	1,686,807
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Licensing fees	—	—	—
Trustees’ fees	—	—	—
Capital shares redeemed	4,250,364	—	—
Deferred foreign capital gains tax	383,843	—	—
Collateral for securities on loan	7,728,835	1,214,816	4,758,039
Other liabilities	—	—	—
Total Liabilities	12,575,179	1,233,302	6,444,846
NET ASSETS	$340,030,429	$29,614,539	$3,087,588,579

NET ASSETS consist of:
Paid-in capital	$327,253,234	$48,306,666	$4,122,646,750
Par value	40,000	5,500	302,000
Accumulated distributable earnings (loss)	12,737,195	(18,697,627)	(1,035,360,171)
NET ASSETS	$340,030,429	$29,614,539	$3,087,588,579
NET ASSET VALUE, per share	$85.01	$53.84	$102.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,000,002	550,002	30,200,002
Investments, at cost	$336,994,336	$31,452,034	$2,698,085,633
Foreign currency, at cost (proceeds)	$156,000	$1,653	$—
Securities on loan, at value	$7,356,170	$1,171,015	$4,636,227
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$132,345,176	$7,919,225,777	$3,914,148	$37,675,540	$7,597,350
105	—	235	—	1,197

—	—	—	—	—
176,367	860,770	5,828	301	642
216,162	227,329	884	12,387	18,746
—	—	—	976,278	—
837	31,585	141	—	—
—	—	—	—	—
132,738,647	7,920,345,461	3,921,236	38,664,506	7,617,935

99,008	—	—	26,572	—
—	—	—	—	—

—	—	—	—	—
79,252	3,956,280	2,382	20,649	4,856
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	23,375
2,632,238	41,185,943	55,635	—	—
—	—	—	—	—
2,810,498	45,142,223	58,017	47,221	28,231
$129,928,149	$7,875,203,238	$3,863,219	$38,617,285	$7,589,704

$457,016,834	$6,829,377,438	$6,966,791	$62,592,397	$7,395,896
27,500	1,249,500	1,500	12,500	3,500
(327,116,185)	1,044,576,300	(3,105,072)	(23,987,612)	190,308
$129,928,149	$7,875,203,238	$3,863,219	$38,617,285	$7,589,704
$47.25	$63.03	$25.75	$30.89	$21.68
2,750,002	124,950,002	150,002	1,250,002	350,002
$117,646,031	$6,119,320,155	$3,353,665	$37,001,915	$7,132,065
$105	$—	$235	$—	$1,179
$2,522,817	$39,428,655	$53,418	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
March 31, 2025 (Unaudited)

First Trust Emerging Markets Human Flourishing ETF (FTHF)
ASSETS:
Investments, at value	$39,139,570
Foreign currency, at value	31,787
Receivables:
Capital shares sold	—
Reclaims	7,050
Dividends	151,305
Investment securities sold	—
Securities lending income	—
Prepaid expenses	—
Total Assets	39,329,712

LIABILITIES:
Due to custodian	—
Due to custodian foreign currency	—
Payables:
Investment securities purchased	—
Investment advisory fees	25,519
Audit and tax fees	—
Shareholder reporting fees	—
Licensing fees	—
Trustees’ fees	—
Capital shares redeemed	—
Deferred foreign capital gains tax	—
Collateral for securities on loan	—
Other liabilities	—
Total Liabilities	25,519
NET ASSETS	$39,304,193

NET ASSETS consist of:
Paid-in capital	$39,409,475
Par value	17,500
Accumulated distributable earnings (loss)	(122,782)
NET ASSETS	$39,304,193
NET ASSET VALUE, per share	$22.46
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,750,002
Investments, at cost	$38,482,075
Foreign currency, at cost (proceeds)	$31,858
Securities on loan, at value	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
INVESTMENT INCOME:
Dividends	$5,147,409	$325,197	$14,465,750
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(324,594)	(15,122)	(851,805)
Total investment income	4,822,815	310,075	13,613,945

EXPENSES:
Investment advisory fees	312,047	52,071 (a)	1,111,970
Licensing fees	39,111	—	154,432
Accounting and administration fees	37,908	—	128,387
Shareholder reporting fees	20,816	—	45,823
Audit and tax fees	20,535	—	23,123
Custodian fees	11,462	—	51,011
Trustees’ fees and expenses	4,786	—	5,090
Listing fees	4,286	—	6,801
Transfer agent fees	3,901	—	13,900
Legal fees	1,975	—	7,136
Other expenses	1,758	—	5,036
Total expenses	458,585	52,071	1,552,709
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	458,585	52,071	1,552,709
NET INVESTMENT INCOME (LOSS)	4,364,230	258,004	12,061,236

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,074,664	152,371	2,718,256
In-kind redemptions	875,167	321,461	6,753,390
Foreign currency transactions	(129,419)	(1,455)	(153,946)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	2,820,412	472,377	9,317,700
Net change in unrealized appreciation (depreciation) on:
Investments	10,679,432	(2,421,334)	(13,753,339)
Foreign currency translation	(62,550)	(580)	(149,168)
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	10,616,882	(2,421,914)	(13,902,507)
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,437,294	(1,949,537)	(4,584,807)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,801,524	$(1,691,533)	$7,476,429

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$860,635	$118,779	$16,819,649	$1,663,585	$91,240
23,461	—	22,595	43,310	—
(85,990)	—	(947,722)	(167,988)	(2,294)
798,106	118,779	15,894,522	1,538,907	88,946

306,376	39,249 (a)	4,109,558	397,164 (a)	20,540 (a)
27,742	—	921,627	—	—
37,472	—	425,819	—	—
33,819	—	57,733	—	—
56,909	—	17,574	—	—
21,722	—	112,112	—	—
4,806	—	5,686	—	—
4,589	—	5,038	—	—
3,830	—	38,151	—	—
2,100	—	33,774	—	—
4,008	—	9,803	—	—
503,373	39,249	5,736,875	397,164	20,540
(43,808)	—	—	—	—
459,565	39,249	5,736,875	397,164	20,540
338,541	79,530	10,157,647	1,141,743	68,406

(2,580,704)	139,104	(37,130,181)	438,688	(256,366)
(1,938,554)	—	76,227,395	(204,374)	—
(1,134)	—	(156,049)	136	(1,542)
—	—	—	(66,347)	(2,034)
(4,520,392)	139,104	38,941,165	168,103	(259,942)

(27,354,994)	(498,833)	(278,449,784)	(5,203,670)	(202,847)
(9,326)	—	(52,615)	(2,647)	(689)
—	—	—	227,735	31,558
(27,364,320)	(498,833)	(278,502,399)	(4,978,582)	(171,978)
(31,884,712)	(359,729)	(239,561,234)	(4,810,479)	(431,920)
$(31,546,171)	$(280,199)	$(229,403,587)	$(3,668,736)	$(363,514)
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Six Months Ended March 31, 2025 (Unaudited)

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
INVESTMENT INCOME:
Dividends	$4,191,583	$195,371	$7,153,872
Securities lending income (net of fees)	28,020	31,797	17,920
Foreign withholding tax	(372,051)	(17,530)	(34,808)
Total investment income	3,847,552	209,638	7,136,984

EXPENSES:
Investment advisory fees	1,295,048 (a)	112,657 (a)	10,521,246 (a)
Licensing fees	—	—	—
Accounting and administration fees	—	—	—
Shareholder reporting fees	—	—	—
Audit and tax fees	—	—	—
Custodian fees	—	—	—
Trustees’ fees and expenses	—	—	—
Listing fees	—	—	—
Transfer agent fees	—	—	—
Legal fees	—	—	—
Other expenses	—	—	—
Total expenses	1,295,048	112,657	10,521,246
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	1,295,048	112,657	10,521,246
NET INVESTMENT INCOME (LOSS)	2,552,504	96,981	(3,384,262)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(732,618)	(1,566,030)	75,725,388
In-kind redemptions	16,210,040	1,213,915	114,155,686
Foreign currency transactions	(50,541)	(4,495)	—
Foreign capital gains tax	(229,812)	—	—
Net realized gain (loss)	15,197,069	(356,610)	189,881,074
Net change in unrealized appreciation (depreciation) on:
Investments	(27,176,109)	(2,163,290)	(224,866,510)
Foreign currency translation	(8,984)	(901)	—
Deferred foreign capital gains tax	530,539	—	—
Net change in unrealized appreciation (depreciation)	(26,654,554)	(2,164,191)	(224,866,510)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,457,485)	(2,520,801)	(34,985,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,904,981)	$(2,423,820)	$(38,369,698)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$647,183	$32,405,233	$31,299	$47,369	$120,872
5,097	114,867	315	—	—
(68,722)	(644,101)	(5,728)	(2,321)	(11,966)
583,558	31,875,999	25,886	45,048	108,906

487,820 (a)	21,969,883 (a)	13,965 (a)	125,494 (a)	28,773 (a)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
487,820	21,969,883	13,965	125,494	28,773
—	—	—	—	—
487,820	21,969,883	13,965	125,494	28,773
95,738	9,906,116	11,921	(80,446)	80,133

8,297,545	75,982,496	185,062	(1,458,222)	95,453
3,687,470	9,503,296	—	2,583,322	—
(19,190)	35,739	(425)	(3,573)	(1,895)
—	—	—	—	(3,633)
11,965,825	85,521,531	184,637	1,121,527	89,925

(14,893,022)	295,897,074	(319,424)	725,304	(618,133)
(2,034)	(19,947)	(227)	(426)	(225)
—	—	—	—	34,841
(14,895,056)	295,877,127	(319,651)	724,878	(583,517)
(2,929,231)	381,398,658	(135,014)	1,846,405	(493,592)
$(2,833,493)	$391,304,774	$(123,093)	$1,765,959	$(413,459)
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Six Months Ended March 31, 2025 (Unaudited)

First Trust Emerging Markets Human Flourishing ETF (FTHF)
INVESTMENT INCOME:
Dividends	$585,836
Securities lending income (net of fees)	—
Foreign withholding tax	(75,691)
Total investment income	510,145

EXPENSES:
Investment advisory fees	151,271 (a)
Licensing fees	—
Accounting and administration fees	—
Shareholder reporting fees	—
Audit and tax fees	—
Custodian fees	—
Trustees’ fees and expenses	—
Listing fees	—
Transfer agent fees	—
Legal fees	—
Other expenses	—
Total expenses	151,271
Less fees waived and expenses reimbursed by the investment advisor	—
Net expenses	151,271
NET INVESTMENT INCOME (LOSS)	358,874

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(581,275)
In-kind redemptions	62,620
Foreign currency transactions	(27,355)
Foreign capital gains tax	—
Net realized gain (loss)	(546,010)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,765,169)
Foreign currency translation	(1,748)
Deferred foreign capital gains tax	—
Net change in unrealized appreciation (depreciation)	(1,766,917)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,312,927)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,954,053)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust STOXX® European Select Dividend Index Fund (FDD)		First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$4,364,230	$10,088,039	$258,004	$449,304
Net realized gain (loss)	2,820,412	(4,926,756)	472,377	367,917
Net change in unrealized appreciation (depreciation)	10,616,882	26,851,290	(2,421,914)	2,666,642
Net increase (decrease) in net assets resulting from operations	17,801,524	32,012,573	(1,691,533)	3,483,863

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,742,158)	(10,315,400)	(375,455)	(457,041)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	64,518,787	608,364	—	—
Cost of shares redeemed	(11,459,808)	(41,850,788)	(2,009,659)	(4,113,805)
Net increase (decrease) in net assets resulting from shareholder transactions	53,058,979	(41,242,424)	(2,009,659)	(4,113,805)
Total increase (decrease) in net assets	66,118,345	(19,545,251)	(4,076,647)	(1,086,983)

NET ASSETS:
Beginning of period	159,971,431	179,516,682	19,544,650	20,631,633
End of period	$226,089,776	$159,971,431	$15,468,003	$19,544,650

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,903,334	16,453,334	441,608	541,608
Shares sold	4,800,000	50,000	—	—
Shares redeemed	(1,000,000)	(3,600,000)	(50,000)	(100,000)
Shares outstanding, end of period	16,703,334	12,903,334	391,608	441,608
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)		First Trust Global Wind Energy ETF (FAN)		First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024

$12,061,236	$30,958,700	$338,541	$2,713,090	$79,530	$119,372
9,317,700	(3,936,134)	(4,520,392)	121,572	139,104	363,096
(13,902,507)	100,937,457	(27,364,320)	41,671,504	(498,833)	2,195,936
7,476,429	127,960,023	(31,546,171)	44,506,166	(280,199)	2,678,404

(11,794,411)	(35,000,288)	(433,450)	(2,828,785)	(79,391)	(120,587)

72,500,267	18,267,909	—	3,193,247	3,344,920	—
(42,569,720)	(178,536,831)	(34,157,824)	(53,618,669)	—	—
29,930,547	(160,268,922)	(34,157,824)	(50,425,422)	3,344,920	—
25,612,565	(67,309,187)	(66,137,445)	(8,748,041)	2,985,330	2,557,817

566,743,125	634,052,312	196,539,987	205,288,028	10,160,342	7,602,525
$592,355,690	$566,743,125	$130,402,542	$196,539,987	$13,145,672	$10,160,342

23,300,002	30,650,002	10,850,002	14,100,002	150,002	150,002
3,050,000	850,000	—	200,000	50,000	—
(1,800,000)	(8,200,000)	(2,200,000)	(3,450,000)	—	—
24,550,002	23,300,002	8,650,002	10,850,002	200,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)		First Trust Indxx Global Natural Resources Income ETF (FTRI)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$10,157,647	$15,527,465	$1,141,743	$8,824,446
Net realized gain (loss)	38,941,165	41,194,775	168,103	(10,838,217)
Net change in unrealized appreciation (depreciation)	(278,502,399)	263,030,568	(4,978,582)	22,097,247
Net increase (decrease) in net assets resulting from operations	(229,403,587)	319,752,808	(3,668,736)	20,083,476

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,117,051)	(15,201,118)	(1,212,405)	(9,644,266)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	597,662,363	861,662,450	—	—
Cost of shares redeemed	(198,081,085)	(339,386,890)	(42,309,857)	(104,700,880)
Net increase (decrease) in net assets resulting from shareholder transactions	399,581,278	522,275,560	(42,309,857)	(104,700,880)
Total increase (decrease) in net assets	163,060,640	826,827,250	(47,190,998)	(94,261,670)

NET ASSETS:
Beginning of period	1,846,690,043	1,019,862,793	138,577,561	232,839,231
End of period	$2,009,750,683	$1,846,690,043	$91,386,563	$138,577,561

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,550,002	10,850,002	10,250,002	18,350,002
Shares sold	4,850,000	7,300,000	—	—
Shares redeemed	(1,650,000)	(3,600,000)	(3,350,000)	(8,100,000)
Shares outstanding, end of period	17,750,002	14,550,002	6,900,002	10,250,002
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)		First Trust Indxx NextG ETF (NXTG)		First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024

$68,406	$219,270	$2,552,504	$7,894,127	$96,981	$355,446
(259,942)	(1,946,382)	15,197,069	32,328,254	(356,610)	53,212
(171,978)	1,712,125	(26,654,554)	64,871,337	(2,164,191)	5,102,853
(363,514)	(14,987)	(8,904,981)	105,093,718	(2,423,820)	5,511,511

(78,648)	(186,749)	(2,161,291)	(7,852,793)	(158,786)	(361,081)

—	1,229,182	25,489,227	40,531,318	2,971,618	—
—	(7,527,316)	(60,038,843)	(133,056,018)	(5,914,517)	(11,182,612)
—	(6,298,134)	(34,549,616)	(92,524,700)	(2,942,899)	(11,182,612)
(442,162)	(6,499,870)	(45,615,888)	4,716,225	(5,525,505)	(6,032,182)

6,269,656	12,769,526	385,646,317	380,930,092	35,140,044	41,172,226
$5,827,494	$6,269,656	$340,030,429	$385,646,317	$29,614,539	$35,140,044

239,928	489,928	4,400,002	5,600,002	600,002	800,002
—	50,000	300,000	500,000	50,000	—
—	(300,000)	(700,000)	(1,700,000)	(100,000)	(200,000)
239,928	239,928	4,000,002	4,400,002	550,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Cloud Computing ETF (SKYY)		First Trust International Equity Opportunities ETF (FPXI)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(3,384,262)	$(2,760,402)	$95,738	$1,430,963
Net realized gain (loss)	189,881,074	146,801,440	11,965,825	22,949,559
Net change in unrealized appreciation (depreciation)	(224,866,510)	700,097,700	(14,895,056)	14,957,167
Net increase (decrease) in net assets resulting from operations	(38,369,698)	844,138,738	(2,833,493)	39,337,689

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(269,325)	(1,443,011)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	408,089,011	103,479,599	—	—
Cost of shares redeemed	(259,663,212)	(616,130,871)	(12,476,031)	(59,878,665)
Net increase (decrease) in net assets resulting from shareholder transactions	148,425,799	(512,651,272)	(12,476,031)	(59,878,665)
Total increase (decrease) in net assets	110,056,101	331,487,466	(15,578,849)	(21,983,987)

NET ASSETS:
Beginning of period	2,977,532,478	2,646,045,012	145,506,998	167,490,985
End of period	$3,087,588,579	$2,977,532,478	$129,928,149	$145,506,998

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	29,100,002	34,850,002	3,000,002	4,350,002
Shares sold	3,350,000	1,150,000	—	—
Shares redeemed	(2,250,000)	(6,900,000)	(250,000)	(1,350,000)
Shares outstanding, end of period	30,200,002	29,100,002	2,750,002	3,000,002
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)		First Trust IPOX® Europe Equity Opportunities ETF (FPXE)		First Trust Dow Jones International Internet ETF (FDNI)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024

$9,906,116	$30,861,937	$11,921	$74,577	$(80,446)	$37,305
85,521,531	409,020,179	184,637	594,648	1,121,527	(1,123,143)
295,877,127	1,105,820,122	(319,651)	560,525	724,878	12,620,241
391,304,774	1,545,702,238	(123,093)	1,229,750	1,765,959	11,534,403

(9,875,285)	(29,884,371)	(18,900)	(101,436)	(310,800)	(76,231)

911,544,216	1,414,089,973	—	—	5,004,235	7,096,675
(19,730,841)	(1,292,531,299)	—	(1,287,272)	(9,153,492)	(3,451,263)
891,813,375	121,558,674	—	(1,287,272)	(4,149,257)	3,645,412
1,273,242,864	1,637,376,541	(141,993)	(158,958)	(2,694,098)	15,103,584

6,601,960,374	4,964,583,833	4,005,212	4,164,170	41,311,383	26,207,799
$7,875,203,238	$6,601,960,374	$3,863,219	$4,005,212	$38,617,285	$41,311,383

111,350,002	109,250,002	150,002	200,002	1,400,002	1,250,002
13,900,000	25,150,000	—	—	150,000	300,000
(300,000)	(23,050,000)	—	(50,000)	(300,000)	(150,000)
124,950,002	111,350,002	150,002	150,002	1,250,002	1,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)		First Trust Emerging Markets Human Flourishing ETF (FTHF)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Period Ended 9/30/2024 (a)
OPERATIONS:
Net investment income (loss)	$80,133	$180,972	$358,874	$1,123,285
Net realized gain (loss)	89,925	(148,687)	(546,010)	(337,761)
Net change in unrealized appreciation (depreciation)	(583,517)	1,237,191	(1,766,917)	2,423,238
Net increase (decrease) in net assets resulting from operations	(413,459)	1,269,476	(1,954,053)	3,208,762

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(296,557)	(160,950)	(457,586)	(867,321)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	4,242,136	—	41,701,207
Cost of shares redeemed	—	—	(1,107,851)	(1,218,965)
Net increase (decrease) in net assets resulting from shareholder transactions	—	4,242,136	(1,107,851)	40,482,242
Total increase (decrease) in net assets	(710,016)	5,350,662	(3,519,490)	42,823,683

NET ASSETS:
Beginning of period	8,299,720	2,949,058	42,823,683	—
End of period	$7,589,704	$8,299,720	$39,304,193	$42,823,683

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	150,002	1,800,002	—
Shares sold	—	200,000	—	1,850,002
Shares redeemed	—	—	(50,000)	(50,000)
Shares outstanding, end of period	350,002	350,002	1,750,002	1,800,002

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust STOXX® European Select Dividend Index Fund (FDD)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.40	$10.91	$9.39	$13.88	$10.27	$12.75
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.72 (a)	0.78 (a)	0.73	0.52	0.52
Net realized and unrealized gain (loss)	1.15	1.52	1.44	(4.52)	3.61	(2.50)
Total from investment operations	1.49	2.24	2.22	(3.79)	4.13	(1.98)
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.75)	(0.70)	(0.70)	(0.52)	(0.50)
Net asset value, end of period	$13.54	$12.40	$10.91	$9.39	$13.88	$10.27
Total return (b)	12.48%	20.98%	23.52%	(27.88)%	40.19%	(15.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$226,090	$159,971	$179,517	$161,050	$286,031	$180,227
Ratio of total expenses to average net assets	0.59% (c)	0.59%	0.59%	0.58%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	5.59% (c)	6.11%	6.82%	5.36%	4.06%	3.84%
Portfolio turnover rate (d)	23%	43%	49%	57%	58%	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.26	$38.09	$37.45	$50.11	$38.82	$49.44
Income from investment operations:
Net investment income (loss)	0.59 (a)	0.94 (a)	1.05 (a)	0.89	0.89	0.62
Net realized and unrealized gain (loss)	(4.50)	6.17	0.63	(11.90)	10.74	(9.27)
Total from investment operations	(3.91)	7.11	1.68	(11.01)	11.63	(8.65)
Distributions paid to shareholders from:
Net investment income	(0.85)	(0.94)	(1.04)	(1.65)	(0.34)	(1.97)
Net asset value, end of period	$39.50	$44.26	$38.09	$37.45	$50.11	$38.82
Total return (b)	(8.75)%	18.88%	4.42%	(22.72)%	29.95%	(18.12)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,468	$19,545	$20,632	$24,030	$34,657	$32,671
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.96%	0.92%	0.85%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.97% (c)	2.31%	2.61%	2.08%	2.21%	2.52%
Portfolio turnover rate (d)	18%	28%	39%	70% (e)	11%	7%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.32	$20.69	$18.56	$24.97	$17.85	$22.90
Income from investment operations:
Net investment income (loss)	0.51 (a)	1.21 (a)	1.48 (a)	1.33	1.22	1.30
Net realized and unrealized gain (loss)	(0.21)	3.81	2.00	(6.38)	7.10	(5.04)
Total from investment operations	0.30	5.02	3.48	(5.05)	8.32	(3.74)
Distributions paid to shareholders from:
Net investment income	(0.49)	(1.39)	(1.35)	(1.36)	(1.20)	(1.31)
Net asset value, end of period	$24.13	$24.32	$20.69	$18.56	$24.97	$17.85
Total return (b)	1.37%	24.83%	18.65%	(20.98)%	46.94%	(16.33)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$592,356	$566,743	$634,052	$495,576	$504,454	$344,489
Ratio of total expenses to average net assets	0.56% (c)	0.56%	0.56%	0.56%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	4.34% (c)	5.42%	6.79%	5.74%	5.11%	6.16%
Portfolio turnover rate (d)	37%	36%	40%	35%	38%	67%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Global Wind Energy ETF (FAN)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.11	$14.56	$15.15	$20.92	$17.45	$13.13
Income from investment operations:
Net investment income (loss)	0.03 (a)	0.22 (a)	0.28 (a)	0.25	0.28	0.26
Net realized and unrealized gain (loss)	(3.01)	3.57	(0.58)	(5.75)	3.52	4.33
Total from investment operations	(2.98)	3.79	(0.30)	(5.50)	3.80	4.59
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.24)	(0.29)	(0.27)	(0.33)	(0.27)
Net asset value, end of period	$15.08	$18.11	$14.56	$15.15	$20.92	$17.45
Total return (b)	(16.47)%	26.18%	(2.21)%	(26.43)%	21.76%	35.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$130,403	$196,540	$205,288	$243,931	$385,920	$205,075
Ratio of total expenses to average net assets	0.66% (c)	0.67%	0.64%	0.61%	0.62%	0.66%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.44% (c)	1.39%	1.64%	1.28%	1.34%	1.86%
Portfolio turnover rate (d)	14%	20%	25%	21%	31%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$67.73	$50.68	$43.42	$53.95	$42.07	$47.05
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.80 (a)	0.67 (a)	1.01	0.87	1.28
Net realized and unrealized gain (loss)	(1.97)	17.05	7.24	(10.50)	11.79	(4.93)
Total from investment operations	(1.52)	17.85	7.91	(9.49)	12.66	(3.65)
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.80)	(0.65)	(1.04)	(0.78)	(1.33)
Net asset value, end of period	$65.73	$67.73	$50.68	$43.42	$53.95	$42.07
Total return (b)	(2.25)%	35.42%	18.23%	(17.80)%	30.19%	(7.52)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,146	$10,160	$7,603	$8,685	$10,790	$6,310
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.86%	1.42%	1.43%
Ratio of net expenses to average net assets	0.65% (c)	0.65%	0.65%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.32% (c)	1.35%	1.33%	1.68%	1.81%	2.68%
Portfolio turnover rate (d)	12%	26%	32%	92% (e)	18%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$126.92	$94.00	$75.30	$92.48	$62.87	$49.51
Income from investment operations:
Net investment income (loss)	0.60 (a)	1.51 (a)	1.27 (a)	0.93	0.64	0.58
Net realized and unrealized gain (loss)	(13.88)	32.76	18.64	(17.24)	29.73	13.27
Total from investment operations	(13.28)	34.27	19.91	(16.31)	30.37	13.85
Distributions paid to shareholders from:
Net investment income	(0.41)	(1.35)	(1.21)	(0.87)	(0.76)	(0.49)
Net asset value, end of period	$113.23	$126.92	$94.00	$75.30	$92.48	$62.87
Total return (b)	(10.47)%	36.62%	26.39%	(17.70)%	48.35%	28.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,009,751	$1,846,690	$1,019,863	$538,430	$550,262	$56,579
Ratio of total expenses to average net assets	0.56% (c)	0.56%	0.57%	0.58%	0.63%	0.75%
Ratio of net expenses to average net assets	0.56% (c)	0.56%	0.57%	0.58%	0.63%	0.70%
Ratio of net investment income (loss) to average net assets	0.99% (c)	1.37%	1.34%	1.02%	1.11%	1.30%
Portfolio turnover rate (d)	9%	13%	23%	33%	20%	53%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Natural Resources Income ETF (FTRI)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.52	$12.69	$12.22	$12.97	$9.57	$11.47
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.60 (a)	0.79 (a)	1.17	0.80	0.53
Net realized and unrealized gain (loss)	(0.27)	0.91	0.46	(0.67)	3.29 (b)	(1.86)
Total from investment operations	(0.14)	1.51	1.25	0.50	4.09	(1.33)
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.68)	(0.78)	(1.25)	(0.69)	(0.57)
Net asset value, end of period	$13.24	$13.52	$12.69	$12.22	$12.97	$9.57
Total return (c)	(0.99)%	12.11%	10.17%	3.27%	42.87%	(11.80)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,387	$138,578	$232,839	$199,747	$36,312	$5,740
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.01% (d)	4.60%	5.93%	11.85%	9.06%	4.94%
Portfolio turnover rate (e)	4%	71%	82%	69%	99%	66%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Agriculture ETF (FTAG)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.13	$26.06	$26.63	$29.53	$21.73	$22.87
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.58 (a)	0.76 (a)	0.56	0.45	0.45
Net realized and unrealized gain (loss)	(1.80)	(0.01)	(0.37) (b)	(2.97)	7.78	(1.20)
Total from investment operations	(1.51)	0.57	0.39	(2.41)	8.23	(0.75)
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.50)	(0.96)	(0.49)	(0.43)	(0.39)
Net asset value, end of period	$24.29	$26.13	$26.06	$26.63	$29.53	$21.73
Total return (c)	(5.74)%	2.27%	1.35%	(8.28)%	37.94%	(3.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,827	$6,270	$12,770	$22,370	$5,609	$3,040
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.33% (d)	2.30%	2.66%	2.50%	1.84%	2.16%
Portfolio turnover rate (e)	8%	11%	14%	26%	12%	17%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx NextG ETF (NXTG)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$87.65	$68.02	$55.75	$76.44	$59.05	$50.26
Income from investment operations:
Net investment income (loss)	0.60 (a)	1.59 (a)	1.23 (a)	1.72	0.95	0.69
Net realized and unrealized gain (loss)	(2.73)	19.65	12.14	(20.13)	17.10	8.79
Total from investment operations	(2.13)	21.24	13.37	(18.41)	18.05	9.48
Distributions paid to shareholders from:
Net investment income	(0.51)	(1.61)	(1.10)	(1.88)	(0.62)	(0.69)
Net realized gain	—	—	—	(0.40)	(0.04)	—
Total distributions	(0.51)	(1.61)	(1.10)	(2.28)	(0.66)	(0.69)
Net asset value, end of period	$85.01	$87.65	$68.02	$55.75	$76.44	$59.05
Total return (b)	(2.44)%	31.44%	24.01%	(24.71)%	30.62%	18.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$340,030	$385,646	$380,930	$471,056	$1,081,610	$590,535
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.38% (c)	2.05%	1.86%	2.12%	1.42%	1.52%
Portfolio turnover rate (d)	8%	17%	14%	21%	27%	30%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$58.57	$51.47	$40.41	$58.17	$39.00	$32.04
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.53 (a)	0.69 (a)	1.38	0.60	0.34
Net realized and unrealized gain (loss)	(4.62)	7.12	11.18	(17.67)	19.04	7.07
Total from investment operations	(4.44)	7.65	11.87	(16.29)	19.64	7.41
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.55)	(0.81)	(1.47)	(0.47)	(0.45)
Net asset value, end of period	$53.84	$58.57	$51.47	$40.41	$58.17	$39.00
Total return (b)	(7.62)%	14.87%	29.47%	(28.66)%	50.43%	23.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,615	$35,140	$41,172	$40,415	$63,989	$29,246
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.60% (c)	0.94%	1.41%	2.57%	1.17%	1.09%
Portfolio turnover rate (d)	27%	32%	39%	133% (e)	42%	36%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Cloud Computing ETF (SKYY)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$102.32	$75.93	$60.30	$105.40	$78.48	$56.39
Income from investment operations:
Net investment income (loss)	(0.11) (a)	(0.09) (a)	(0.05) (a)	0.79	0.15	0.16
Net realized and unrealized gain (loss)	0.03 (b)	26.48	15.68	(45.08)	26.95	22.10
Total from investment operations	(0.08)	26.39	15.63	(44.29)	27.10	22.26
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.81)	(0.18)	(0.17)
Net asset value, end of period	$102.24	$102.32	$75.93	$60.30	$105.40	$78.48
Total return (c)	(0.08)%	34.76%	25.92%	(42.32)%	34.55%	39.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,087,589	$2,977,532	$2,646,045	$2,954,573	$6,239,449	$4,963,825
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.19)% (d)	(0.10)%	(0.07)%	0.96%	0.16%	0.24%
Portfolio turnover rate (e)	14%	35%	34%	42%	33%	35%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Equity Opportunities ETF (FPXI)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.50	$38.50	$35.71	$64.09	$56.64	$36.39
Income from investment operations:
Net investment income (loss)	0.03 (a)	0.40 (a)	0.21 (a)	0.54	0.40	0.11
Net realized and unrealized gain (loss)	(1.19)	10.03	2.91	(28.51)	7.39	20.32 (b)
Total from investment operations	(1.16)	10.43	3.12	(27.97)	7.79	20.43
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.43)	(0.33)	(0.41)	(0.34)	(0.18)
Net asset value, end of period	$47.25	$48.50	$38.50	$35.71	$64.09	$56.64
Total return (c)	(2.38)%	27.15%	8.72%	(43.78)%	13.73%	56.24% (b)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$129,928	$145,507	$167,491	$321,421	$1,163,259	$356,803
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.14% (d)	0.90%	0.53%	0.74%	0.76%	0.38%
Portfolio turnover rate (e)	59%	106%	133%	119%	118%	114%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Cybersecurity ETF (CIBR)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$59.29	$45.44	$38.56	$48.80	$34.78	$27.63
Income from investment operations:
Net investment income (loss)	0.08 (a)	0.27 (a)	0.16 (a)	0.31	0.04	0.50
Net realized and unrealized gain (loss)	3.75	13.85	6.88	(10.25)	14.04	7.16
Total from investment operations	3.83	14.12	7.04	(9.94)	14.08	7.66
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.27)	(0.16)	(0.30)	(0.06)	(0.51)
Net asset value, end of period	$63.03	$59.29	$45.44	$38.56	$48.80	$34.78
Total return (b)	6.45%	31.12%	18.29%	(20.53)%	40.50%	28.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,875,203	$6,601,960	$4,964,584	$4,731,083	$4,770,298	$2,178,988
Ratio of total expenses to average net assets	0.58% (c)	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.26% (c)	0.50%	0.38%	0.63%	0.07%	1.54%
Portfolio turnover rate (d)	10%	39%	30%	54%	35%	46%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.70	$20.82	$17.10	$30.55	$24.88	$19.66
Income from investment operations:
Net investment income (loss)	0.08 (a)	0.41 (a)	0.30 (a)	0.36	0.25	0.22
Net realized and unrealized gain (loss)	(0.90)	6.06	3.72	(13.43)	5.75	5.30
Total from investment operations	(0.82)	6.47	4.02	(13.07)	6.00	5.52
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.59)	(0.30)	(0.38)	(0.33)	(0.30)
Net asset value, end of period	$25.75	$26.70	$20.82	$17.10	$30.55	$24.88
Total return (b)	(3.08)%	31.38%	23.49%	(42.95)%	24.19%	28.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,863	$4,005	$4,164	$5,131	$10,692	$2,488
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.60% (c)	1.71%	1.42%	1.31%	0.51%	0.74%
Portfolio turnover rate (d)	48%	107%	119%	118%	118%	63%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones International Internet ETF (FDNI)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.51	$20.97	$19.49	$39.96	$39.08	$21.02
Income from investment operations:
Net investment income (loss)	(0.06) (a)	0.03 (a)	0.08 (a)	0.00 (a) (b)	(0.18)	(0.03)
Net realized and unrealized gain (loss)	1.66	8.58	1.49	(20.47)	1.13 (c)	18.40
Total from investment operations	1.60	8.61	1.57	(20.47)	0.95	18.37
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.07)	(0.09)	—	(0.07)	(0.31)
Net asset value, end of period	$30.89	$29.51	$20.97	$19.49	$39.96	$39.08
Total return (d)	5.53%	41.14%	7.99%	(51.23)%	2.42%	88.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,617	$41,311	$26,208	$29,232	$103,903	$48,850
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.42)% (e)	0.13%	0.37%	0.00% (f)	(0.55)%	(0.50)%
Portfolio turnover rate (g)	20%	33%	65%	29%	34%	23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Amount is less than 0.01%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Period Ended 9/30/2023 (a)

Net asset value, beginning of period	$23.71	$19.66	$19.81
Income from investment operations:
Net investment income (loss) (b)	0.23	0.62	0.49
Net realized and unrealized gain (loss)	(1.41)	3.94	(0.31)
Total from investment operations	(1.18)	4.56	0.18
Distributions paid to shareholders from:
Net investment income	(0.85)	(0.51)	(0.33)
Net asset value, end of period	$21.68	$23.71	$19.66
Total return (c)	(4.79)%	23.28%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,590	$8,300	$2,949
Ratio of total expenses to average net assets	0.75% (d)	0.75%	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.09% (d)	2.80%	4.11% (d)
Portfolio turnover rate (e)	10%	22%	12%

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Human Flourishing ETF (FTHF)

	Six Months Ended 3/31/2025 (Unaudited)	Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$23.79	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.20	0.83
Net realized and unrealized gain (loss)	(1.27)	3.56
Total from investment operations	(1.07)	4.39
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.60)
Net asset value, end of period	$22.46	$23.79
Total return (c)	(4.46)%	22.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,304	$42,824
Ratio of total expenses to average net assets	0.75% (d)	0.75% (d)
Ratio of net investment income (loss) to average net assets	1.78% (d)	3.88% (d)
Portfolio turnover rate (e)	20%	30%

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the seventeen funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)
First Trust Alerian Disruptive Technology Real Estate ETF – (NYSE Arca ticker “DTRE”)
First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)
First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)
First Trust Alerian U.S. NextGen Infrastructure ETF – (NYSE Arca ticker “RBLD”)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “GRID”)
First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)
First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)
First Trust Indxx NextG ETF – (Nasdaq ticker “NXTG”)
First Trust S-Network Future Vehicles & Technology ETF – (Nasdaq ticker “CARZ”)
First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)
First Trust International Equity Opportunities ETF – (Nasdaq ticker “FPXI”)
First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)
First Trust IPOX® Europe Equity Opportunities ETF – (Nasdaq ticker “FPXE”)
First Trust Dow Jones International Internet ETF – (Nasdaq ticker “FDNI”)
First Trust Bloomberg Emerging Market Democracies ETF – (NYSE Arca ticker “EMDM”)
First Trust Emerging Markets Human Flourishing ETF – (NYSE Arca ticker “FTHF”)
Each of DTRE, FAN, GRID, FTRI, FTAG, CARZ, FPXI, CIBR, FPXE, FDNI, EMDM and FTHF operates as a non-diversified series of the Trust. Each of FDD, FGD, RBLD, NXTG and SKYY operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust STOXX® European Select Dividend Index Fund	STOXX® Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF	Alerian Disruptive Technology Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund	Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF	ISE Clean Edge Global Wind EnergyTM Index
First Trust Alerian U.S. NextGen Infrastructure ETF	Alerian U.S. NextGen Infrastructure Index
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq Clean Edge Smart Grid InfrastructureTM Index
First Trust Indxx Global Natural Resources Income ETF	Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF	Indxx Global Agriculture Index
First Trust Indxx NextG ETF	Indxx 5G & NextG Thematic IndexSM
First Trust S-Network Future Vehicles & Technology ETF	S-Network Electric & Future Vehicle Ecosystem Index
First Trust Cloud Computing ETF	ISE CTA Cloud ComputingTM Index
First Trust International Equity Opportunities ETF	IPOX® International Index
First Trust Nasdaq Cybersecurity ETF	Nasdaq CTA CybersecurityTM Index
First Trust IPOX® Europe Equity Opportunities ETF	IPOX®-100 Europe Index
First Trust Dow Jones International Internet ETF	Dow Jones International Internet Index
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Emerging Market Democracies Index
First Trust Emerging Markets Human Flourishing ETF	Emerging Markets Human Flourishing Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2025, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to November 14, 2024, Brown Brothers Harriman & Co. was the securities lending agent for RBLD, GRID, FTRI, NXTG, CARZ, FPXI, CIBR and FPXE. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers for FAN and SKYY, and effective November 14, 2024, for RBLD, GRID, FTRI, NXTG, CARZ, FPXI, CIBR and FPXE. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2025, FAN, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, CIBR, and FPXE had securities in the securities lending program. During the six months ended March 31, 2025, FAN, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, CIBR, and FPXE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2025, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$10,315,400	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	457,041	—	—
First Trust Dow Jones Global Select Dividend Index Fund	35,000,288	—	—
First Trust Global Wind Energy ETF	2,828,785	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	120,587	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	15,201,118	—	—
First Trust Indxx Global Natural Resources Income ETF	9,644,266	—	—
First Trust Indxx Global Agriculture ETF	186,749	—	—
First Trust Indxx NextG ETF	7,852,793	—	—
First Trust S-Network Future Vehicles & Technology ETF	361,081	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,443,011	—	—
First Trust Nasdaq Cybersecurity ETF	29,884,371	—	—
First Trust IPOX® Europe Equity Opportunities ETF	101,436	—	—
First Trust Dow Jones International Internet ETF	76,231	—	—
First Trust Bloomberg Emerging Market Democracies ETF	160,950	—	—
First Trust Emerging Markets Human Flourishing ETF	867,321	—	—
As of September 30, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$1,991,073	$(92,943,876)	$10,673,946
First Trust Alerian Disruptive Technology Real Estate ETF	300,442	(8,091,995)	2,170,844
First Trust Dow Jones Global Select Dividend Index Fund	3,400,767	(222,746,234)	13,830,788
First Trust Global Wind Energy ETF	178,465	(77,918,292)	(30,431,334)
First Trust Alerian U.S. NextGen Infrastructure ETF	3,388	(8,616,117)	2,393,603
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	899,859	(48,636,189)	236,770,384
First Trust Indxx Global Natural Resources Income ETF	360,469	(108,843,358)	3,429,929
First Trust Indxx Global Agriculture ETF	6,123	(21,301,167)	(1,593,447)
First Trust Indxx NextG ETF	590,293	(7,356,966)	30,570,140
First Trust S-Network Future Vehicles & Technology ETF	106,733	(17,032,500)	810,746
First Trust Cloud Computing ETF	(2,133,515)	(1,576,915,743)	582,058,785
First Trust International Equity Opportunities ETF	269,273	(353,472,405)	29,189,765
First Trust Nasdaq Cybersecurity ETF	504,966	(762,474,714)	1,425,116,559
First Trust IPOX® Europe Equity Opportunities ETF	5,425	(3,841,355)	872,851
First Trust Dow Jones International Internet ETF	310,799	(20,489,528)	(5,264,042)
First Trust Bloomberg Emerging Market Democracies ETF	209,191	(84,123)	775,256
First Trust Emerging Markets Human Flourishing ETF	248,367	(282,069)	2,322,559
H. Income and Other Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds except EMDM and FTHF, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For EMDM, the taxable periods ended 2023 and 2024 remain open to federal and state audit. For FTHF, the taxable period ended 2024 remains open to federal and state audit. As of March 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust STOXX® European Select Dividend Index Fund	$92,943,876
First Trust Alerian Disruptive Technology Real Estate ETF*	8,091,995
First Trust Dow Jones Global Select Dividend Index Fund	222,746,234
First Trust Global Wind Energy ETF	77,918,292
First Trust Alerian U.S. NextGen Infrastructure ETF	8,616,117
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	48,636,189
First Trust Indxx Global Natural Resources Income ETF	108,843,358
First Trust Indxx Global Agriculture ETF	21,301,167
First Trust Indxx NextG ETF	7,356,966
First Trust S-Network Future Vehicles & Technology ETF	17,032,500
First Trust Cloud Computing ETF	1,576,915,743
First Trust International Equity Opportunities ETF	353,472,405
First Trust Nasdaq Cybersecurity ETF	762,474,714
First Trust IPOX® Europe Equity Opportunities ETF	3,841,355
First Trust Dow Jones International Internet ETF	20,489,528
First Trust Bloomberg Emerging Market Democracies ETF	84,123
First Trust Emerging Markets Human Flourishing ETF	282,069

*
$75,097 of First Trust Alerian Disruptive Technology Real Estate ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Carryforward Utilized
First Trust Alerian U.S. NextGen Infrastructure ETF	$362,412
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	2,982,172
First Trust Indxx NextG ETF	3,666,066
First Trust International Equity Opportunities ETF	9,469,566
First Trust IPOX® Europe Equity Opportunities ETF	172,798

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Cloud Computing ETF	$2,133,515	$—

As of March 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$199,688,778	$30,850,580	$(7,917,820)	$22,932,760
First Trust Alerian Disruptive Technology Real Estate ETF	15,374,281	1,384,253	(1,375,775)	8,478
First Trust Dow Jones Global Select Dividend Index Fund	569,705,420	54,668,107	(39,004,381)	15,663,726
First Trust Global Wind Energy ETF	194,679,563	11,794,853	(67,572,195)	(55,777,342)
First Trust Alerian U.S. NextGen Infrastructure ETF	11,247,782	2,239,779	(344,076)	1,895,703
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	2,035,464,935	147,939,368	(166,751,398)	(18,812,030)
First Trust Indxx Global Natural Resources Income ETF	100,413,696	12,300,617	(12,571,268)	(270,651)
First Trust Indxx Global Agriculture ETF	7,480,942	650,860	(2,276,953)	(1,626,093)
First Trust Indxx NextG ETF	336,994,336	53,757,490	(43,697,457)	10,060,033
First Trust S-Network Future Vehicles & Technology ETF	31,452,034	4,133,828	(4,858,299)	(724,471)
First Trust Cloud Computing ETF	2,698,085,633	658,715,734	(263,876,719)	394,839,015
First Trust International Equity Opportunities ETF	117,646,031	16,660,265	(1,961,120)	14,699,145
First Trust Nasdaq Cybersecurity ETF	6,119,320,155	1,986,715,491	(186,809,869)	1,799,905,622
First Trust IPOX® Europe Equity Opportunities ETF	3,353,665	696,719	(136,236)	560,483
First Trust Dow Jones International Internet ETF	37,001,915	4,930,317	(4,256,692)	673,625
First Trust Bloomberg Emerging Market Democracies ETF	7,132,065	1,062,589	(597,304)	465,285
First Trust Emerging Markets Human Flourishing ETF	38,482,075	4,423,444	(3,765,949)	657,495
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, First Trust Bloomberg Emerging Market Democracies ETF, and First Trust Emerging Markets Human Flourishing ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust STOXX® European Select Dividend Index Fund	STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF	VettaFi LLC
First Trust Dow Jones Global Select Dividend Index Fund	S&P Dow Jones Indices LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
Fund	Licensor
First Trust Global Wind Energy ETF	Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF	VettaFi LLC
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF	Indxx, Inc.
First Trust Indxx Global Agriculture ETF	Indxx, Inc.
First Trust Indxx NextG ETF	Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF	VettaFi LLC
First Trust Cloud Computing ETF	Nasdaq, Inc.
First Trust International Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Nasdaq Cybersecurity ETF	Nasdaq, Inc.
First Trust IPOX® Europe Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Dow Jones International Internet ETF	S&P Dow Jones Indices LLC
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Index Services Limited
First Trust Emerging Markets Human Flourishing ETF	Oak City Consulting, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	RBLD	SKYY	CIBR
Fund net assets up to and including $2.5 billion	0.65000%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%	0.540%	0.540%
Fund net assets greater than $15 billion	0.55250%	0.510%	0.510%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)

Breakpoints	DTRE	FTRI	FTAG	NXTG
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.7000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.6825%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.6650%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.6475%	0.6475%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.6300%	0.6300%

Breakpoints	CARZ	FPXI	FPXE	FDNI
Fund net assets up to and including $2.5 billion	0.7000%	0.7000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.6825%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.6650%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.6475%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.6300%	0.6300%	0.6300%	0.58500%

Breakpoints	EMDM	FTHF
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.67500%	0.67500%
For the First Trust STOXX® European Select Dividend Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, and First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%
Fund net assets greater than $10 billion	0.36%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least January 31, 2026.

Expense Cap
First Trust STOXX® European Select Dividend Index Fund	0.60%
First Trust Dow Jones Global Select Dividend Index Fund	0.60%
First Trust Global Wind Energy ETF	0.60%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$36,539,333	$37,325,134
First Trust Alerian Disruptive Technology Real Estate ETF	3,102,447	3,360,673
First Trust Dow Jones Global Select Dividend Index Fund	208,844,766	202,174,194
First Trust Global Wind Energy ETF	21,164,044	23,685,011
First Trust Alerian U.S. NextGen Infrastructure ETF	1,462,153	1,469,818
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	219,732,575	185,509,775
First Trust Indxx Global Natural Resources Income ETF	4,209,387	6,022,216
First Trust Indxx Global Agriculture ETF	495,133	479,990
First Trust Indxx NextG ETF	29,838,574	29,892,139
First Trust S-Network Future Vehicles & Technology ETF	8,392,234	8,789,319
First Trust Cloud Computing ETF	494,041,161	498,263,244
First Trust International Equity Opportunities ETF	81,596,573	82,402,043
First Trust Nasdaq Cybersecurity ETF	752,121,478	755,070,363
First Trust IPOX® Europe Equity Opportunities ETF	1,895,311	1,902,117
First Trust Dow Jones International Internet ETF	11,387,589	7,478,786
First Trust Bloomberg Emerging Market Democracies ETF	791,889	991,599
First Trust Emerging Markets Human Flourishing ETF	8,124,482	8,920,531
For the six months ended March 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$63,415,243	$11,224,578
First Trust Alerian Disruptive Technology Real Estate ETF	—	1,997,622
First Trust Dow Jones Global Select Dividend Index Fund	59,055,661	37,815,148
First Trust Global Wind Energy ETF	—	32,729,929
First Trust Alerian U.S. NextGen Infrastructure ETF	3,342,298	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	544,921,987	183,960,113
First Trust Indxx Global Natural Resources Income ETF	—	40,664,937
First Trust Indxx Global Agriculture ETF	—	—
First Trust Indxx NextG ETF	18,403,685	53,550,118
First Trust S-Network Future Vehicles & Technology ETF	2,760,220	5,430,867
First Trust Cloud Computing ETF	407,894,032	259,461,461
First Trust International Equity Opportunities ETF	—	11,354,078
First Trust Nasdaq Cybersecurity ETF	910,038,324	19,696,187
First Trust IPOX® Europe Equity Opportunities ETF	—	—
First Trust Dow Jones International Internet ETF	2,517,842	8,785,867
First Trust Bloomberg Emerging Market Democracies ETF	—	—
First Trust Emerging Markets Human Flourishing ETF	—	495,514

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended March 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended March 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
First Trust Emerging Markets Human Flourishing ETF
“Bloomberg®”, Bloomberg Emerging Market Democracies Index and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Semi-Annual Financial Statements and Other Information
For the Period Ended March 31, 2025

First Trust Exchange-Traded Fund II
Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
First Trust Bloomberg Artificial Intelligence ETF (FAI)

Table of Contents
First Trust Exchange-Traded Fund II
Semi-Annual Financial Statements and Other Information
March 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 9.5%
1,801	Exact Sciences Corp. (a)	$77,966
929	Myriad Genetics, Inc. (a)	8,240
670	Natera, Inc. (a)	94,745
528	Twist Bioscience Corp. (a)	20,729
737	Veracyte, Inc. (a)	21,852
		223,532
	Health Care Equipment & Supplies — 50.1%
557	Align Technology, Inc. (a)	88,485
1,415	Alphatec Holdings, Inc. (a)	14,348
2,358	Dexcom, Inc. (a)	161,028
313	Establishment Labs Holdings, Inc. (a)	12,772
1,297	Globus Medical, Inc., Class A (a)	94,940
1,643	Hologic, Inc. (a)	101,488
291	Inspire Medical Systems, Inc. (a)	46,350
383	Insulet Corp. (a)	100,580
363	Intuitive Surgical, Inc. (a)	179,783
259	iRhythm Technologies, Inc. (a)	27,112
412	Masimo Corp. (a)	68,639
518	PROCEPT BioRobotics Corp. (a)	30,179
588	QuidelOrtho Corp. (a)	20,562
892	ResMed, Inc.	199,674
685	Tandem Diabetes Care, Inc. (a)	13,125
302	TransMedics Group, Inc. (a)	20,319
		1,179,384
	Health Care Providers & Services — 7.9%
1,391	Guardant Health, Inc. (a)	59,257
2,124	Hims & Hers Health, Inc. (a)	62,764
1,864	LifeStance Health Group, Inc. (a)	12,414
1,245	NeoGenomics, Inc. (a)	11,815
1,081	Privia Health Group, Inc. (a)	24,269
683	Progyny, Inc. (a)	15,258
		185,777
	Health Care Technology — 13.7%
1,375	Doximity, Inc., Class A (a)	79,791
588	Schrodinger, Inc. (a)	11,607
1,936	Teladoc Health, Inc. (a)	15,411
930	Veeva Systems, Inc., Class A (a)	215,416
		322,225
	Insurance — 1.3%
2,293	Oscar Health, Inc., Class A (a)	30,061
Shares	Description	Value

	Life Sciences Tools & Services — 17.5%
957	10X Genomics, Inc., Class A (a)	$8,355
1,566	Adaptive Biotechnologies Corp. (a)	11,635
1,174	Illumina, Inc. (a)	93,145
1,103	IQVIA Holdings, Inc. (a)	194,459
2,607	QIAGEN N.V.	104,671
		412,265
	Total Common Stocks	2,353,244
	(Cost $2,495,415)
MONEY MARKET FUNDS — 0.1%
1,520	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	1,520
	(Cost $1,520)

	Total Investments — 100.1%	2,354,764
	(Cost $2,496,935)
	Net Other Assets and Liabilities — (0.1)%	(1,347)
	Net Assets — 100.0%	$2,353,417

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,353,244	$ 2,353,244	$ —	$ —
Money Market Funds	1,520	1,520	—	—
Total Investments	$2,354,764	$2,354,764	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Communications Equipment — 1.2%
13,031	Sercomm Corp. (TWD) (b)	$46,471
	Electronic Equipment, Instruments & Components — 5.4%
1,632	Amphenol Corp., Class A	107,043
107,202	AUO Corp. (TWD) (b)	43,891
5,768	Sunny Optical Technology Group Co., Ltd. (HKD) (b)	53,247
		204,181
	Entertainment — 33.4%
2,132	Capcom Co., Ltd. (JPY) (b)	52,621
2,630	DeNA Co., Ltd. (JPY) (b)	61,960
813	Electronic Arts, Inc.	117,495
2,282	GungHo Online Entertainment, Inc. (JPY) (b)	44,624
4,136	Koei Tecmo Holdings Co., Ltd. (JPY) (b)	54,425
2,462	Mixi, Inc. (JPY) (b)	54,556
6,278	NetEase, Inc. (HKD) (b)	128,966
134	Netflix, Inc. (c)	124,959
1,281	Netmarble Corp. (KRW) (b) (d) (e)	34,267
8,412	Nexon Co., Ltd. (JPY) (b)	115,214
2,040	Nintendo Co., Ltd. (JPY) (b)	138,674
1,889	ROBLOX Corp., Class A (c)	110,110
1,210	Square Enix Holdings Co., Ltd. (JPY) (b)	56,206
638	Take-Two Interactive Software, Inc. (c)	132,225
3,612	Ubisoft Entertainment S.A. (EUR) (b) (c)	43,682
		1,269,984
	Health Care Technology — 1.0%
4,690	Teladoc Health, Inc. (c)	37,332
	Household Durables — 3.8%
5,670	Sony Group Corp. (JPY) (b)	143,468
	Interactive Media & Services — 10.4%
2,648	Grindr, Inc. (c)	47,399
192	Meta Platforms, Inc., Class A	110,661
9,736	Snap, Inc., Class A (c)	84,801
2,400	Tencent Holdings Ltd. (HKD) (b)	153,350
		396,211
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 24.9%
962	Advanced Micro Devices, Inc. (c)	$98,836
5,897	Intel Corp.	133,921
2,079	Microchip Technology, Inc.	100,644
1,179	Micron Technology, Inc.	102,443
837	NVIDIA Corp.	90,714
737	QUALCOMM, Inc.	113,211
4,650	STMicroelectronics N.V. (EUR) (b)	101,918
566	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	93,956
612	Texas Instruments, Inc.	109,976
		945,619
	Software — 12.1%
279	Adobe, Inc. (c)	107,005
276	Microsoft Corp.	103,608
234	Synopsys, Inc. (c)	100,351
1,999	Unity Software, Inc. (c)	39,160
1,467	Zoom Communications, Inc. (c)	108,220
		458,344
	Technology Hardware, Storage & Peripherals — 7.3%
483	Apple, Inc.	107,289
27,058	Xiaomi Corp., Class B (HKD) (b) (c) (d) (e)	171,216
		278,505
	Total Common Stocks	3,780,115
	(Cost $3,932,128)
MONEY MARKET FUNDS — 0.4%
13,006	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (f)	13,006
	(Cost $13,006)

	Total Investments — 99.9%	3,793,121
	(Cost $3,945,134)
	Net Other Assets and Liabilities — 0.1%	5,122
	Net Assets — 100.0%	$3,798,243

See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $1,498,756 or 39.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	60.5%
JPY	19.0
HKD	13.4
EUR	3.8
TWD	2.4
KRW	0.9
Total	100.0%

Country Allocation†	% of Net Assets
United States	57.9%
Japan	19.0
Cayman Islands	13.3
Taiwan	4.9
Netherlands	2.7
France	1.2
South Korea	0.9
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Communications Equipment	$ 46,471	$ —	$ 46,471	$ —
Electronic Equipment, Instruments & Components	204,181	107,043	97,138	—
Entertainment	1,269,984	484,789	785,195	—
Household Durables	143,468	—	143,468	—
Interactive Media & Services	396,211	242,861	153,350	—
Semiconductors & Semiconductor Equipment	945,619	843,701	101,918	—
Technology Hardware, Storage & Peripherals	278,505	107,289	171,216	—
Other Industry Categories*	495,676	495,676	—	—
Money Market Funds	13,006	13,006	—	—
Total Investments	$3,793,121	$2,294,365	$1,498,756	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Broadline Retail — 7.9%
3,364	Amazon.com, Inc. (b)	$640,035
	Communications Equipment — 1.9%
1,396	Arista Networks, Inc. (b)	108,162
622	Juniper Networks, Inc.	22,510
2,329	Viavi Solutions, Inc. (b)	26,062
		156,734
	Electrical Equipment — 0.5%
520	Vertiv Holdings Co., Class A	37,544
	Interactive Media & Services — 16.4%
3,932	Alphabet, Inc., Class A	608,044
1,247	Meta Platforms, Inc., Class A	718,721
		1,326,765
	IT Services — 4.5%
101	MongoDB, Inc. (b)	17,715
456	Okta, Inc. (b)	47,980
1,662	Shopify, Inc., Class A (CAD) (b)	158,110
836	Snowflake, Inc., Class A (b)	122,190
106	Wix.com Ltd. (b)	17,318
		363,313
	Semiconductors & Semiconductor Equipment — 31.7%
3,007	Advanced Micro Devices, Inc. (b)	308,939
65	ASM International N.V. (EUR) (c)	29,620
533	ASML Holding N.V. (EUR) (c)	352,726
331	Astera Labs, Inc. (b)	19,751
169	BE Semiconductor Industries N.V. (EUR) (c)	17,662
1,621	Broadcom, Inc.	271,404
1,225	Marvell Technology, Inc.	75,423
1,918	MediaTek, Inc. (TWD) (c)	82,667
1,570	Micron Technology, Inc.	136,417
67	Monolithic Power Systems, Inc.	38,859
5,220	NVIDIA Corp.	565,744
1,580	QUALCOMM, Inc.	242,704
689	SK Hynix, Inc. (KRW) (c)	91,848
11,562	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	325,620
		2,559,384
	Software — 36.4%
876	Adobe, Inc. (b)	335,972
226	Atlassian Corp., Class A (b)	47,959
749	Box, Inc., Class A (b)	23,114
641	C3.ai, Inc., Class A (b)	13,493
Shares	Description	Value

	Software (Continued)
386	Cadence Design Systems, Inc. (b)	$98,171
325	CrowdStrike Holdings, Inc., Class A (b)	114,589
836	Datadog, Inc., Class A (b)	82,940
786	Dropbox, Inc., Class A (b)	20,994
430	Dynatrace, Inc. (b)	20,275
395	Gitlab, Inc., Class A (b)	18,565
388	Intuit, Inc.	238,228
1,781	Microsoft Corp.	668,570
2,267	Oracle Corp.	316,949
4,720	Palantir Technologies, Inc., Class A (b)	398,368
166	Qualys, Inc. (b)	20,904
1,033	SentinelOne, Inc., Class A (b)	18,780
352	ServiceNow, Inc. (b)	280,241
217	Synopsys, Inc. (b)	93,060
462	Trend Micro, Inc. (JPY) (c)	31,189
1,775	UiPath, Inc., Class A (b)	18,283
679	Zoom Communications, Inc. (b)	50,090
134	Zscaler, Inc. (b)	26,588
		2,937,322
	Technology Hardware, Storage & Peripherals — 0.6%
289	NetApp, Inc.	25,386
712	Super Micro Computer, Inc. (b)	24,379
		49,765

	Total Investments — 99.9%	8,070,862
	(Cost $9,426,801)
	Net Other Assets and Liabilities — 0.1%	7,279
	Net Assets — 100.0%	$8,078,141

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $931,332 or 11.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Semiconductors & Semiconductor Equipment	$ 2,559,384	$ 1,659,241	$ 900,143	$ —
Software	2,937,322	2,906,133	31,189	—
Other Industry Categories*	2,574,156	2,574,156	—	—
Total Investments	$8,070,862	$7,139,530	$931,332	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Bloomberg Artificial Intelligence ETF (FAI)
ASSETS:
Investments, at value	$2,354,764	$3,793,121	$8,070,862
Cash	—	—	9,273
Foreign currency, at value	—	31	12
Receivables:
Dividends	6	7,398	2,094
Reclaims	—	33	—
Total Assets	2,354,770	3,800,583	8,082,241

LIABILITIES:
Investment advisory fees payable	1,353	2,340	4,100
Total Liabilities	1,353	2,340	4,100
NET ASSETS	$2,353,417	$3,798,243	$8,078,141

NET ASSETS consist of:
Paid-in capital	$2,683,315	$3,917,652	$9,314,500
Par value	1,500	1,000	3,000
Accumulated distributable earnings (loss)	(331,398)	(120,409)	(1,239,359)
NET ASSETS	$2,353,417	$3,798,243	$8,078,141
NET ASSET VALUE, per share	$15.69	$37.98	$26.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	100,002	300,002
Investments, at cost	$2,496,935	$3,945,134	$9,426,801
Foreign currency, at cost (proceeds)	$—	$31	$11
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Bloomberg Artificial Intelligence ETF (FAI) (a)
INVESTMENT INCOME:
Dividends	$3,663	$18,360	$9,012
Foreign withholding tax	—	(1,666)	(605)
Total investment income	3,663	16,694	8,407

EXPENSES:
Investment advisory fees	8,423	13,400	9,951
Total expenses	8,423	13,400	9,951
NET INVESTMENT INCOME (LOSS)	(4,760)	3,294	(1,544)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(41,532)	(151,431)	(22,782)
In-kind redemptions	—	417,675	142,005
Foreign currency transactions	—	(1,060)	(485)
Net realized gain (loss)	(41,532)	265,184	118,738
Net change in unrealized appreciation (depreciation) on:
Investments	(157,827)	(227,262)	(1,355,939)
Foreign currency translation	—	(5)	(14)
Net change in unrealized appreciation (depreciation)	(157,827)	(227,267)	(1,355,953)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(199,359)	37,917	(1,237,215)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(204,119)	$41,211	$(1,238,759)

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(4,760)	$(12,059)
Net realized gain (loss)	(41,532)	345,109
Net change in unrealized appreciation (depreciation)	(157,827)	248,472
Net increase (decrease) in net assets resulting from operations	(204,119)	581,522

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	6,566,924
Cost of shares redeemed	—	(5,295,678)
Net increase (decrease) in net assets resulting from shareholder transactions	—	1,271,246
Total increase (decrease) in net assets	(204,119)	1,852,768

NET ASSETS:
Beginning of period	2,557,536	704,768
End of period	$2,353,417	$2,557,536

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	50,002
Shares sold	—	450,000
Shares redeemed	—	(350,000)
Shares outstanding, end of period	150,002	150,002

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)		First Trust Bloomberg Artificial Intelligence ETF (FAI)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Period Ended 3/31/2025 (a) (Unaudited)

$3,294	$4,948	$(1,544)
265,184	324,982	118,738
(227,267)	145,239	(1,355,953)
41,211	475,169	(1,238,759)

(28,441)	(3,710)	(600)

3,793,714	5,318,584	10,907,960
(3,786,392)	(3,466,788)	(1,590,460)
7,322	1,851,796	9,317,500
20,092	2,323,255	8,078,141

3,778,151	1,454,896	—
$3,798,243	$3,778,151	$8,078,141

100,002	50,002	—
100,000	150,000	350,002
(100,000)	(100,000)	(50,000)
100,002	100,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,		Period Ended 9/30/2022 (a)
		2024	2023
Net asset value, beginning of period	$17.05	$14.09	$14.17	$20.44
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.09) (b)	(0.10) (b)	(0.10)
Net realized and unrealized gain (loss)	(1.33)	3.05	0.02	(6.17)
Total from investment operations	(1.36)	2.96	(0.08)	(6.27)
Net asset value, end of period	$15.69	$17.05	$14.09	$14.17
Total return (c)	(7.98)%	21.01%	(0.56)%	(30.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,353	$2,558	$705	$708
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.37)% (d)	(0.55)%	(0.58)%	(0.61)% (d)
Portfolio turnover rate (e)	7%	16%	18%	5%

(a)	Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Metaverse ETF (ARVR)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,		Period Ended 9/30/2022 (a)
		2024	2023
Net asset value, beginning of period	$37.78	$29.10	$22.34	$30.21
Income from investment operations:
Net investment income (loss)	0.03 (b)	0.07 (b)	0.10 (b)	0.06
Net realized and unrealized gain (loss)	0.45	8.66	6.74	(7.93)
Total from investment operations	0.48	8.73	6.84	(7.87)
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.05)	(0.08)	—
Net asset value, end of period	$37.98	$37.78	$29.10	$22.34
Total return (c)	1.28%	30.01%	30.66%	(26.05)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,798	$3,778	$1,455	$1,117
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.17% (d)	0.20%	0.35%	0.28% (d)
Portfolio turnover rate (e)	28%	39%	31%	11%

(a)	Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Bloomberg Artificial Intelligence ETF (FAI)

Period Ended 3/31/2025 (a) (Unaudited)

Net asset value, beginning of period	$29.84
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	(2.89)
Total from investment operations	(2.90)
Distributions paid to shareholders from:
Net investment income	(0.01)
Net asset value, end of period	$26.93
Total return (c)	(9.72)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,078
Ratio of total expenses to average net assets	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.10)% (d)
Portfolio turnover rate (e)	9%

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust.

First Trust Nasdaq Lux Digital Health Solutions ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “EKG”)
First Trust Indxx Metaverse ETF – (Nasdaq ticker “ARVR”)
First Trust Bloomberg Artificial Intelligence ETF – (NYSE Arca, Inc. ticker “FAI”)(1)

(1)	Commenced investment operations on November 20, 2024.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Lux Digital Health Solutions ETF	Nasdaq Lux Health TechTM Index
First Trust Indxx Metaverse ETF	Indxx Metaverse Index
First Trust Bloomberg Artificial Intelligence ETF	Bloomberg Artificial Intelligence Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	3,710	—	—
As of September 30, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$(8,024)	$(111,040)	$(8,215)
First Trust Indxx Metaverse ETF	23,586	(106,819)	(49,946)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EKG and ARVR, the taxable years ended 2022, 2023 and 2024 remain open to federal and state audit. As of March 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Lux Digital Health Solutions ETF	$111,040
First Trust Indxx Metaverse ETF	106,819
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Nasdaq Lux Digital Health Solutions ETF	$8,024	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
As of March 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$2,496,935	$327,990	$(470,161)	$(142,171)
First Trust Indxx Metaverse ETF	3,945,134	226,079	(378,092)	(152,013)
First Trust Bloomberg Artificial Intelligence ETF	9,426,801	12,993	(1,368,932)	(1,355,939)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EKG	ARVR	FAI
Fund net assets up to and including $2.5 billion	0.65000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.58500%	0.6300%	0.58500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended March 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$188,968	$193,501
First Trust Indxx Metaverse ETF	1,551,594	1,080,425
First Trust Bloomberg Artificial Intelligence ETF	1,059,290	389,771
For the period ended March 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—
First Trust Indxx Metaverse ETF	3,204,244	3,701,035
First Trust Bloomberg Artificial Intelligence ETF	10,227,698	1,589,639
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2026 for EKG and ARVR and October 25, 2026 for FAI.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective April 22, 2025, ARVR’s diversification status under the 1940 Act changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Other Information
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended March 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended March 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Bloomberg Artificial Intelligence ETF (the “Fund”), for an initial two-year term at a meeting held on September 9, 2024. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
0.65% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be most similar to two other index ETFs in the First Trust Fund Complex that are managed by the Advisor and employ global equity strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.65% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2025 (Unaudited)
First Trust Bloomberg Artificial Intelligence ETF
“Bloomberg®” and Bloomberg Artificial Intelligence Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 9, 2025

* Print the name and title of each signing officer under his or her signature.